UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02064

PAX WORLD FUNDS SERIES TRUST I
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400, Portsmouth, NH			03801
(Address of principal executive offices)			(Zip code)

Pax World Management LLC 30 Penhallow Street, Suite 400, Portsmouth, NH 03801 Attn.: Joseph Keefe
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	06/30/12

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.            Semi-Annual Report to Shareholders

June 30, 2012

SEMI-ANNUAL
REPORT

The ESG Managers Asset Allocation Portfolios

ESG Managers® Aggressive Growth Portfolio

ESG Managers® Growth Portfolio

ESG Managers® Moderate Portfolio

ESG Managers® Conservative Portfolio

Pax World Management LLC is the investment adviser to ESG Managers® Portfolios

Table of Contents

Letter to Shareholders	2

Portfolio Commentary	7

Portfolio Highlights

ESG Managers Aggressive Growth Portfolio	10

ESG Managers Growth Portfolio	13

ESG Managers Moderate Portfolio	17

ESG Managers Conservative Portfolio	21

Sustainability Update	25

Shareholder Expense Examples	27

Schedules of Investments	29

Statements of Assets and Liabilities	54

Statements of Operations	58

Statements of Changes in Net Assets	60

Statements of Changes in Net Assets—Shares of Beneficial Interest	62

Financial Highlights	64

Notes to Financial Statements	68

For More Information

General Fund Information

877.374.7678

Shareholder Account Information

888.374.8920

Account Inquiries

ESG Managers Portfolios

P.O. Box 55389

Boston, MA 02205-5389

Investment Adviser

Pax World Management LLC

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

Transfer and
Dividend Disbursing Agent

Boston Financial Data Services

P.O. Box 55389

Boston, MA 02205-5389

Custodian

State Street Bank and Trust Company

1 Lincoln Street

Boston, MA 02111

Letter to Shareholders

by Joseph Keefe, President & CEO

Dear fellow shareholders,

As I write, the economic recovery in the U.S. has slowed and our nation's capital is not only mired in its now customary partisan gridlock but election-year politics provide added incentive to do nothing. The European crisis continues, the China boom is slowing and financial markets remain volatile and unpredictable. What some call a risk-on/risk-off market—a very volatile, short-term focused, directionless market—has continued to characterize the first six months of 2012. This is not the most favorable climate for sustainable investors, or for long-term investors more generally. One could say that we are long investors in a very short market.

At Pax World, despite all this volatility, we have tried to remain focused on constructing durable investment portfolios that deliver long-term value. We remain optimistic that an investment approach focused on identifying and investing in the most sustainable companies is the best strategy for our shareholders. The ESG Managers Portfolios, in particular, focus on providing a comprehensive series of asset allocation portfolios featuring some of the best known investment managers incorporating environmental, social and governance (ESG) or sustainability factors into their investment analysis and decision making. We believe this investment approach will offer long-term benefits to investors who have the patience and the fortitude to stay invested even in volatile, challenging markets.

We believe, in fact, that there are some positive signs on the horizon: The major market indices have moved significantly upward since the March 2008 lows, particularly in the U.S.

Equity markets are generally attractively valued, companies have historically strong balance sheets and cash levels, U.S. housing prices have stabilized and a significant drop in energy prices is providing at least some stimulus to the U.S. economy. Recent policy moves in Europe appear to be a step in the right direction toward containing the crisis. Many commentators suggest that emerging markets remain attractive as well. There are reasons to be cautiously optimistic.

There are also reasons to believe in the continued efficacy of sustainable investing. Indeed, the sustainability agenda has never been more important. Mother Nature has certainly been sending signals of late in the form of the warmest year, the hottest summer and one of the worst droughts in many, many decades. As ecologist Bill McKibben recently wrote:

"If the pictures of those towering wildfires in Colorado haven't convinced you, or the size of your AC bill this summer, here are some hard numbers about climate change: June broke or tied 3,215 high-temperature records across the United States. That followed the warmest May on record for the Northern Hemisphere—the 327th consecutive month in which the temperature of the entire globe exceeded the 20th-century average, the odds of which occurring by simple chance were 3.7 x 10-99, a number considerably larger than the number of stars in the universe.

"Meteorologists reported that this spring was the warmest ever recorded for our nation—in fact, it crushed the old record by so much that it represented the 'largest temperature departure from average of any season on record.' The same week, Saudi authorities reported that it had rained in Mecca despite a temperature of 109 degrees, the hottest downpour in the planet's history."1

We have just learned as well that July was the hottest month on record in the U.S. What we are witnessing is not only a prolonged crisis in the global economy but a tectonic shift in the global ecology as well—and the two, of course, are intimately related. The current model of global capitalism is premised upon a perpetual economic growth paradigm that must ultimately invade all accessible habitat and consume all available resources. Climate change may be the most urgent challenge but is in a sense only a symptom. "The problem is the delusion that we can have infinite quantitative economic growth, that we can keep having more and more stuff, on a finite planet."2 Unfortunately, this elemental truth is something that neither policy makers nor average citizens have an easy time getting their arms around. As Jeremy Grantham has written, "[t]he problems of compounding growth in the face of finite resources are not easily understood by optimistic, short-term-oriented, and relatively innumerate humans (especially the political variety)."3

There are many potential strategies for addressing this challenge but surely sustainable investing is one of them. Sustainable investing can be thought of as an investment approach wherein the connections between economic output and ecological/societal health are no longer obscured but are expressly linked. The goal, over time, should be for the quality of output to replace the quantity of output as the true measure of economic well-being. In a sense, what we are trying to do is to invest in solutions rather than perpetuating the dominant, increasingly problematic growth paradigm.

In this regard, I want to call your attention to a recent change at Pax World, where what was formerly called the Global Green Fund has been renamed the Global Environmental Markets Fund (PGRNX). This Fund, which is a holding in ESG Managers Portfolios, is all about solutions. We changed the name to underscore this fact, and to clarify that the Fund has a much broader mandate than alternative energy—which, by the way, accounted for only about 4% of Fund holdings as of June 30th. By contrast, energy efficiency accounted for approximately 33% of Fund holdings, water infrastructure 25% of Fund holdings and waste management and pollution control another 26% of Fund holdings.4

As its new name states, the Fund invests in environmental markets, including energy (energy efficiency and renewables), water (water infrastructure & technologies, pollution control) and waste (waste management & technologies, environmental support services). Environmental markets are a much broader, more diversified investment universe than alternative energy, and in our view, much less volatile. This Fund is really about investing in efficiency solutions, which we believe are becoming a major driver of global economic growth and must of necessity continue to be so for the foreseeable future. With global population exceeding 7 billion, emerging nations rising in affluence and consumption, and increased concerns about energy security, resource scarcity, pollution and of course climate change, we believe efficiency solutions will be an ever more important key to sustainable global growth.

The Pax World Global Environmental Markets Fund continues to be sub-advised by Impax Asset Management (Impax) in London, UK, an investment manager specializing in environmental and resource scarcity markets.

It's only a name change, but in a way it represents something larger than that. At least we hope it does. We want to invest in solutions. We want to invest in a sustainable future. Markets go up and down but we can't lose sight of the fact that investing should be about the long term. At Pax World, we are doing what we can to make sure it is.

I hope you enjoyed your summer.

Peace.

Joseph F. Keefe
President and CEO

1Bill McKibben, "Global Warming's Terrifying New Math," Rolling Stone, July 19, 2012.

2Paul Gilding, The Great Disruption, Bloomsbury Press, 2011, p. 186.

3Jeremy Grantham, "Time to Wake Up: Days of Abundant Resources and Falling Prices Are Over Forever," April 2011 GMO Quarterly Letter.

4Portfolio holdings as-of 6/30/2012. Holdings are subject to change.

The ESG Managers® Portfolios use multiple managers ("Sleeve Subadvisers") and direct investments in mutual funds to seek to achieve their investment objectives, and each Sleeve Subadviser seeks to invest the assets of its sleeve(s) in securities consistent with its investment style (e.g., large cap growth, small cap value, intermediate term bond) and within the parameters established by Morningstar Associates, LLC for the Funds. The Sleeve Subadvisers include experienced managers of mutual funds and separately managed accounts that also follow environmental, social and governance (ESG) criteria. These funds or separate accounts serve as models upon which Morningstar Associates, LLC has designed the sleeves' investment parameters. The chart below lists these strategies.

Sleeve Subadviser or Fund Manager	Strategy
Access Capital Strategies	Investment Grade Fixed Income*

Ariel Investments, LLC	Small/Mid Cap Value

ClearBridge Advisors, LLC	Large Cap Value

Community Capital Management, Inc.	Investment Grade Fixed Income*

Miller/Howard Investments, Inc.	Equity Income

Everence Capital Management	Investment Grade Fixed Income

Neuberger Berman Management, LLC	Large Cap Blend

Parnassus Investments	Equity Income

Parnassus Investments	Small Cap

Portfolio 21 Investments	World Stock

Pax World Management LLC	Multi-Cap Equity

Pax World Management LLC	Passive Large Cap Blend*

Pax World Management LLC	Global Green (Environmental Technologies)*

Pax World Management LLC	High Yield Bond*

Pax World Management LLC	Mixed Asset*

Pax World Management LLC	Real Return

Pax World Management LLC	International Equity*

Pax World Management LLC	Passive International Equity*

Schroder Investment Management, Ltd.	Emerging Markets Equity*

There can be no assurance that the performance of any Fund will be comparable to that of any model mutual fund or separate account strategy referred to above, or that the results achieved by a Sleeve Subadviser will correlate closely to that of the applicable model mutual fund or separate account strategy.

*Some or all of the Sleeve Strategy is represented by direct investments in mutual fund shares (see Schedules of Investments).

June 30, 2012

Portfolio Commentary

The ESG Managers Portfolios are diversified multi-strategy funds consisting of underlying equity and fixed-income strategies, all of which incorporate environmental, social and governance factors in their investment process. The underlying strategies include separate accounts, mutual funds and exchange-traded funds (ETFs). Assets are allocated to the underlying strategies primarily on the basis of Morningstar Associates' long-term strategic asset allocation targets, although at any given time, allocations may diverge from long-term targets due to specific market conditions and active decisions made by underlying managers or Morningstar Associates, in its role as portfolio construction manager. Under normal circumstances, the Aggressive Growth Portfolio will consist primarily of underlying equity strategies; the Growth Portfolio will invest approximately 80% in equities and 20% in bonds or cash; the Moderate Portfolio will invest approximately 60% in equities and 40% in bonds or cash; and the Conservative Portfolio will invest approximately 35% in equities and 65% in bonds or cash.

Stock and bond markets ended the first half of 2012 in positive territory, with the S&P 500 Index1 rising 9.49%, the MSCI EAFE (Net) Index2 2.96%, the MSCI Emerging Markets Index3 3.96% and the Barclays Capital U.S. Aggregate Bond Index4 2.37%. The ride was anything but smooth, however, as investor hopes during the first quarter for a stronger recovery faded in the second. With the U.S. economy showing signs of vigor in the first quarter and the eurozone crisis temporarily cooled, stocks surged and major indices posted double-digit gains. The second quarter was a different story. In Europe, investors grew increasingly concerned about mounting troubles in Spain. That country's banking crisis reached new heights as the government was forced to request a large bailout from the European Union (EU). Other data indicated deepening recessions in a number of European countries. In Asia, China responded to its slowing growth by cutting interest rates for the first time since 2008. The U.S. market's weakness reflected little good news from a fundamental standpoint. Employment growth slowed considerably. First-quarter 2012 gross domestic product (GDP) growth

Portfolio Construction Advisers

Jon Hale, Ph.D., CFA, Managing Consultant, Morningstar Associates & Peter Di Teresa, Senior Investment Consultant, Morningstar Associates

June 30, 2012

Portfolio Commentary, continued

was revised downward to 1.9%, marking a slowdown in economic activity following 3.0% growth in 2011's fourth quarter. And the U.S. Department of Commerce reported that corporate profits fell in 2012's first quarter—the first decline in more than three years. The S&P 500 Index lost nearly 3% for the second quarter, while non-U.S. equity indices lost considerably more. The long-running rally in high-quality bonds lost steam in the first quarter, but bad news for stocks in the second quarter led to gains for bonds, principally those perceived as safe havens. Long-term Treasuries rallied most strongly.

Despite their different risk profiles, the four ESG Managers Portfolios had similar returns during the first six months of 2012. All were in positive territory, posting returns between 3.00% and 3.60%, but the more equity-heavy Portfolios failed to benefit from the higher returns of U.S. stocks. The Portfolios lagged their Blended Benchmarks for the same reason, with the more equity-heavy Portfolios lagging further behind their benchmarks.

Total returns for the six-month period ended June 30, 2012:

(Class A Shares)	Portfolio	Blended Benchmark
Aggressive Growth Portfolio	3.27%	7.30%[5]
Growth Portfolio	3.60%	6.56%[6]
Moderate Portfolio	3.43%	5.64%[7]
Conservative Portfolio	3.04%	4.30%[8]

The Portfolios were hurt by the so-called Apple effect. Apple (AAPL), by a wide margin the largest stock in U.S. indices, gained 44.20% in the first half of 2012, most of it in the first quarter. None of our core underlying U.S. equity strategies hold Apple, Inc.9, which put the Portfolios at a severe comparative disadvantage relative to the S&P 500 Index. Additionally, Pax World International and the dividend-focused Miller/Howard Income Equity lagged their respective indices by wide margins.

Heading into the second half of 2012, we continue to be underweight non-U.S. equities due to poor economic conditions in Europe, continued uncertainty surrounding the euro and slower growth in emerging markets. Most of our non-U.S. strategies have significant exposure to Europe and we lightened our position in Schroder Emerging Markets Equity at the end of the first quarter. That underweight was a positive for performance in the first half of 2012. Despite widespread pessimism in the U.S. over unemployment and corporate

June 30, 2012

Portfolio Commentary, continued

earnings, we still expect U.S. equities to outperform non-U.S. equities over the next six months. Within the U.S., we remain modestly overweight large caps, which have shown greater resilience to challenging economic conditions than smaller caps. The Portfolio is positioned cautiously overall with significant allocations to its more conservative equities strategies, including Parnassus Equity Income, ClearBridge ESG Large Cap Value and the dividend-focused Miller/Howard Income-Equity.

1The S&P 500 Index is an unmanaged index of large capitalization common stocks.

2The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.

3The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Performance for the MSCI Emerging Markets Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.

4The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.

5The Blended Benchmark is composed of 66% S&P 500 Index and 34% MSCI EAFE (Net) Index.

6The Blended Benchmark is composed of 55% S&P 500 Index, 25% MSCI EAFE (Net) Index and 20% Barclays Capital U.S. Aggregate Bond Index.

7The Blended Benchmark is composed of 42% S&P 500 Index, 18% MSCI EAFE (Net) Index and 40% Barclays Capital U.S. Aggregate Bond Index.

8The Blended Benchmark is composed of 24% S&P 500 Index, 11% MSCI EAFE (Net) Index and 65% Barclays Capital U.S. Aggregate Bond Index.

9Pax World Multi-Cap Equity strategies holds small positions in Apple, Inc., but are not considered core strategies.

Unlike the Portfolios, the S&P 500 Index, the MSCI EAFE Index, the MSCI Emerging Markets Index and the Barclays Capital U.S. Aggregate Bond Index are not investments, are not professionally managed, have no policy of sustainable investing and do not reflect deductions for fees, expenses or taxes.

The portfolio commentary in this report provides insight in an effort to help you examine your fund. The views expressed therein are those of the portfolio construction advisers and are for the period covered by this report. Such commentary does not necessarily represent the views of the Board of Trustees of your fund. The views expressed herein are subject to change at any time based upon market and/or other conditions and Pax World Management LLC and the funds disclaim any responsibility to update such views. The commentaries should not be relied upon as investment advice.

June 30, 2012

Aggressive Growth Portfolio

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2012

		Total Return		Average Annual Returns
Share class		YTD	1 Year	Since Inception[1]
Class A2 (PAGAX)	NAV[3]	3.27%	-6.04%	3.32%
	POP	-2.31%	-11.13%	1.00%
Institutional Class (PAGIX)		3.35%	-5.82%	3.66%
Class C4 (PAGCX)	NAV[3]	2.82%	-6.74%	2.57%
	CDSC	1.79%	-7.67%
Blended Index[5,6,7,9]		7.30%	-1.42%	5.95%
Lipper Multi-Cap Core Funds Index[8,9]		7.44%	-1.56%	7.57%

Total returns for periods of less than one year have not been annualized.

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.

1The Fund's inception date is January 4, 2010.

2A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund's Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load or the CDSC, which, if reflected, would reduce the performance shown.

3NAV is Net Asset Value.

4A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. NAV performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.

5The Blended Index is composed of 66% S&P 500 Index and 34% MSCI EAFE (Net) Index.

6The S&P 500 Index is an index of large capitalization common stocks.

7The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.

8The Lipper Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds Average. The Lipper Multi-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Core Funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The Lipper Multi-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.

June 30, 2012

9Unlike the Aggressive Growth Portfolio, the Blended Index and the Lipper Multi-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Multi-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.

Asset Allocation	Percent of Market Value
U.S. Stocks	71.7%
Foreign Stocks	20.3%
Non-Affiliated Investment Companies & Exchange Traded Funds	5.2%
Cash & Equivalents	2.8%
U.S. Bonds	0.0%*
Foreign Bonds	0.0%*
Total	100.0%

Manager Allocation

Manager/Strategy	Percent of Net Assets
EQUITY
Large-Cap/Multi-Cap
ClearBridge ESG Large Cap Value	13.6%
Miller/Howard Income-Equity	7.1%
Parnassus Equity Income	13.3%
Neuberger Berman Socially Responsive	16.9%
Pax MSCI North America ESG Index ETF	16.6%
Pax World Multi-Cap Equity	2.2%
Small/Mid-Cap
Ariel Small/Mid Cap Value	5.3%
Parnassus Small Cap	5.2%
International/World
Pax World International Equity	6.5%
Pax World MSCI EAFE ESG Index ETF	3.8%
Portfolio 21 World Stock	3.1%
Schroder Emerging Markets Equity	5.0%
Sector Specific
Pax World Global Green (Environmental Technologies)	1.4%
Total Equities	100.0%
FIXED INCOME
High Yield
Pax World High Yield Bond	0.0%*
Total Fixed Income	0.0%*
MIXED ASSET
Pax World Balanced	0.0%*
Total Mixed Asset	0.0%*
Other	0.0%*
Total	100.0%

*Rounds to less than 0.1%

June 30, 2012

Aggressive Growth Portfolio, continued

Portfolio Highlights (Unaudited), continued

Top Ten Holdings

Company	Percent of Net Assets
Google, Inc., Class A	1.3%
Procter & Gamble Co., The	1.2%
Danaher Corp.	1.1%
Target Corp.	1.1%
McCormick & Co., Inc.	1.1%
PepsiCo, Inc.	0.9%
Progressive Corp., The	0.8%
CVS Caremark Corp.	0.8%
Charles Schwab Corp., The	0.7%
Texas Instruments, Inc.	0.7%
Total	9.7%

Excludes Affiliated and Non-Affiliated Investment Companies.

Sector Diversification

Sector	Percent of Market Value
Consumer Discretionary	10.4%
Consumer Staples	10.2%
Energy	8.7%
Financials	14.8%
Health Care	10.9%
Industrials	11.5%
Information Technology	14.6%
Materials	4.3%
Telecommunication Services	2.3%
Utilities	4.3%
Non-Affiliated Investment Companies & Exchange Traded Funds	5.2%
Fixed Income	0.0%*
Cash & Cash Equivalents	2.8%
Total	100.0%

May include companies representing multiple industries within a single "Sector".

*Rounds to less than 0.1%.

June 30, 2012

Growth Portfolio

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2012

		Total Return		Average Annual Returns
Share class		YTD	1 Year	Since Inception[1]
Class A2 (PGPAX)	NAV[3]	3.60%	-3.16%	4.40%
	POP	-1.87%	-8.34%	2.05%
Institutional Class (PMIIX)		3.72%	-3.00%	4.56%
Class C4 (PWCCX)	NAV[3]	3.24%	-3.95%	3.56%
	CDSC	2.21%	-4.91%
Blended Index[5,6,7,8,10]		6.56%	1.07%	6.65%
Lipper Mixed-Asset Target Allocation Growth Funds Index[9,10]		6.41%	0.82%	6.74%

Total returns for periods of less than one year have not been annualized.

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.

1The Fund's inception date is January 4, 2010.

2A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund's Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load or the CDSC, which, if reflected, would reduce the performance shown.

3NAV is Net Asset Value.

4A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. NAV performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.

5The Blended Index is composed of 55% S&P 500 Index, 25% MSCI EAFE (Net) Index and 20% Barclays Capital U.S. Aggregate Bond Index.

6The S&P 500 Index is an index of large capitalization common stocks.

7The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.

8The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.

June 30, 2012

Growth Portfolio, continued

Portfolio Highlights (Unaudited), continued

9The Lipper Mixed-Asset Target Allocation Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Growth Funds Average. The Lipper Mixed-Asset Target Allocation Growth Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Growth Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

10Unlike the Growth Portfolio, the Blended Index and the Lipper Mixed-Asset Target Allocation Growth Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Growth Funds Index) do not reflect deductions for fees, expenses or taxes.

Asset Allocation	Percent of Market Value
U.S. Stocks	62.7%
Foreign Stocks	15.7%
U.S. Bonds	10.8%
Non-Affiliated Investment Companies & Exchange Traded Funds	6.9%
Cash & Cash Equivalents	3.3%
Foreign Bonds	0.6%
Total	100.0%

Manager Allocation

Manager/Strategy	Percent of Net Assets
EQUITY
Large-Cap/Multi-Cap
ClearBridge ESG Large Cap Value	10.6%
Miller/Howard Income-Equity	11.2%
Parnassus Equity Income	11.1%
Neuberger Berman Socially Responsive	13.0%
Pax MSCI North America ESG Index ETF	13.4%
Pax World Multi-Cap Equity	3.0%
Small/Mid-Cap
Ariel Small/Mid Value	4.7%
Parnassus Small Cap	3.7%
International/World
Pax World International	3.6%
Pax MSCI EAFE ESG Index ETF	2.2%
Portfolio 21 World Stock	2.9%
Schroder Emerging Markets Equity	3.8%
Sector Specific
Pax World Global Green (Environmental Technologies)	2.0%
Total Equities	85.2%

June 30, 2012

Manager Allocation, continued

Manager/Strategy	Percent of Net Assets
FIXED INCOME
Investment Grade
Access Capital Investment Grade Fixed Income	1.2%
Community Capital Investment Grade Fixed Income	1.8%
Everence Investment Grade Fixed Income	4.9%
Inflation-Protected
Pax World Real Return	2.9%
High Yield
Pax World High Yield Bond	3.9%
Total Fixed Income	14.7%
MIXED ASSET
Balanced
Pax World Balanced	0.3%
Total Mixed Asset	0.3%
Other	-0.2%
Total	100.0%

Top Ten Holdings—Equity

Company	Percent of Net Assets
Google, Inc., Class A	1.0%
Procter & Gamble Co., The	0.9%
Target Corp.	0.9%
Danaher Corp.	0.8%
McCormick & Co., Inc.	0.8%
Kinder Morgan Management LLC	0.8%
PepsiCo, Inc.	0.7%
General Electric Co.	0.6%
Progressive Corp., The	0.6%
CVS Caremark Corp.	0.6%
Total	7.7%

Excludes Affiliated and Non-Affiliated Investment Companies.

June 30, 2012

Growth Portfolio, continued

Portfolio Highlights (Unaudited), continued

Top Ten Holdings—Fixed Income

Issuer	Percent of Net Assets
Ginnie Mae, 2.021%, 10/16/50	1.1%
United States Treasury Note, 2.125%, 08/15/21	0.8%
United States Treasury Note, 0.125%, 08/31/13	0.8%
United States Treasury Note (TIPS), 1.750%, 01/15/28	0.3%
Freddie Mac, 3.750%, 03/27/19	0.3%
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	0.2%
Fannie Mae, 1.625%, 10/26/15	0.2%
United States Treasury Note (TIPS), 0.125%, 04/15/16	0.2%
United States Treasury Note (TIPS), 1.875%, 07/15/13	0.2%
Federal Home Loan Bank, 5.000%, 11/17/17	0.2%
Total	4.3%

Excludes Affiliated and Non-Affiliated Investment Companies.

Sector Diversification

Sector	Percent of Market Value
Fixed Income	11.4%
Corporate Bonds: 5.8%, Agency/Gov't Related Bonds: 1.4%, Mortgage Backed Bonds: 1.4%, Treasury Bonds: 2.8%
Consumer Discretionary	8.4%
Consumer Staples	8.0%
Energy	7.9%
Financials	12.1%
Health Care	9.5%
Industrials	9.8%
Information Technology	12.4%
Materials	3.6%
Telecommunication Services	2.2%
Utilities	4.5%
Non-Affiliated Investment Companies & Exchange Traded Funds	6.9%
Cash & Cash Equivalents	3.3%
Total	100.0%

May include companies representing multiple industries within a single "Sector".

June 30, 2012

Moderate Portfolio

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2012

		Total Return		Average Annual Returns
Share class		YTD	1 Year	Since Inception[1]
Class A2 (PMPAX)	NAV[3]	3.43%	-0.03%	4.80%
	POP	-2.07%	-5.41%	2.44%
Institutional Class (PWPIX)		3.63%	0.26%	5.05%
Class C4 (PWPCX)	NAV[3]	3.14%	-0.67%	4.04%
	CDSC	2.11%	-1.66%
Blended Index[5,6,7,8,10]		5.64%	3.04%	6.97%
Lipper Mixed-Asset Target Allocation Moderate Funds Index[9,10]		5.27%	1.09%	6.39%

Total returns for periods of less than one year have not been annualized.

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.

1The Fund's inception date is January 4, 2010.

2A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund's Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load or the CDSC, which, if reflected, would reduce the performance shown.

3NAV is Net Asset Value.

4A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. NAV performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.

5The Blended Index is composed of 42% S&P 500 Index, 18% MSCI EAFE (Net) Index and 40% Barclays Capital U.S. Aggregate Bond Index.

6The S&P 500 Index is an index of large capitalization common stocks.

7The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.

8The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.

June 30, 2012

Moderate Portfolio, continued

Portfolio Highlights (Unaudited), continued

9The Lipper Mixed-Asset Target Allocation Moderate Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Moderate Funds Average. The Lipper Mixed-Asset Target Allocation Moderate Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Moderate Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

10Unlike the Moderate Portfolio, the Blended Index and the Lipper Mixed-Asset Target Allocation Moderate Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Moderate Funds Index) do not reflect deductions for fees, expenses or taxes.

Asset Allocation	Percent of Market Value
U.S. Stocks	44.2%
U.S. Bonds	22.3%
Non-Affiliated Investment Companies & Exchange Traded Funds	19.9%
Foreign Stocks	10.7%
Cash & Cash Equivalents	2.4%
Foreign Bonds	0.5%
Total	100.0%

Manager Allocation

Manager/Strategy	Percent of Net Assets
EQUITY
Large-Cap/Multi-Cap
ClearBridge ESG Large Cap Value	8.4%
Miller/Howard Income-Equity	8.6%
Parnassus Equity Income	8.3%
Neuberger Berman Socially Responsive	9.4%
Pax MSCI North America ESG Index ETF	9.1%
Pax World Multi-Cap Equity	1.5%
Small/Mid-Cap
Ariel Small/Mid Cap Value	3.8%
Parnassus Small Cap	3.2%
International/World
Pax World International Equity	2.7%
Pax MSCI EAFE ESG Index ETF	1.3%
Portfolio 21 World Stock	2.2%
Schroder Emerging Markets Equity	2.3%
Sector Specific
Pax World Global Green (Environmental Technologies)	1.7%
Total Equities	62.5%

June 30, 2012

Manager Allocation, continued

Manager/Strategy	Percent of Net Assets
FIXED INCOME
Investment Grade
Access Capital Investment Grade Fixed Income	5.2%
Community Capital Investment Grade Fixed Income	7.7%
Everence Investment Grade Fixed Income	12.8%
Inflation-Protected
Pax World Real Return	5.4%
High Yield
Pax World High Yield Bond	3.1%
Total Fixed Income	34.2%
MIXED ASSET
Balanced
Pax World Balanced	3.3%
Total Mixed Asset	3.3%
Other	-0.0%*
Total	100.0%

*Rounds to less than -0.1%

Top Ten Holdings—Equity

Company	Percent of Net Assets
Google, Inc., Class A	0.7%
Procter & Gamble Co., The	0.7%
Danaher Corp.	0.6%
Target Corp.	0.6%
Kinder Morgan Management LLC	0.6%
McCormick & Co., Inc.	0.6%
PepsiCo, Inc.	0.6%
General Electric Co.	0.5%
CVS Caremark Corp.	0.5%
Progressive Corp., The	0.5%
Total	5.9%

Excludes Affiliated and Non-Affiliated Investment Companies.

June 30, 2012

Moderate Portfolio, continued

Portfolio Highlights (Unaudited), continued

Top Ten Holdings—Fixed Income

Issuer	Percent of Net Assets
Ginnie Mae, 3.459%, 05/16/36	1.0%
Kirkwood Community College Iowa, 2.500%, 06/01/17	0.9%
United States Treasury Note (TIPS), 0.500%, 04/15/15	0.9%
Ginnie Mae, 4.500%, 08/20/41	0.9%
United States Treasury Note, 2.125%, 08/15/21	0.8%
United States Treasury Note, 0.125%, 08/31/13	0.7%
Freddie Mac, 3.750%, 03/27/19	0.7%
United States Treasury Note (TIPS), 1.750%, 01/15/28	0.7%
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	0.5%
United States Treasury Note (TIPS), 1.375%, 07/15/18	0.5%
Total	7.6%

Excludes Affiliated and Non-Affiliated Investment Companies.

Sector Diversification

Sector	Percent of Market Value
Fixed Income	22.8%
Corporate Bonds: 8.0%, Agency/Gov't Related Bonds: 3.0%, Municipal Bonds: 1.2%, Mortgage Backed Bonds: 5.7%, Treasury Bonds: 4.9%
Consumer Discretionary	5.8%
Consumer Staples	5.5%
Energy	5.5%
Financials	8.4%
Health Care	6.6%
Industrials	7.0%
Information Technology	8.8%
Materials	2.5%
Telecommunication Services	1.6%
Utilities	3.2%
Non-Affiliated Investment Companies & Exchange Traded Funds	19.9%
Cash & Cash Equivalents	2.4%
Total	100.0%

May include companies representing multiple industries within a single "Sector".

June 30, 2012

Conservative Portfolio

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2012

		Total Return		Average Annual Returns
Share class		YTD	1 Year	Since Inception[1]
Class A2 (PWMAX)	NAV[3]	3.04%	1.42%	5.23%
	POP	-2.36%	-3.98%	2.87%
Institutional Class (PWMIX)		3.15%	1.65%	5.46%
Class C4 (PWMCX)	NAV[3]	2.68%	0.67%	4.42%
	CDSC	1.65%	-0.33%
Blended Index[5,6,7,8,10]		4.30%	4.95%	6.95%
Lipper Mixed-Assets Target Allocation Conservative Funds Index[9,10]		4.32%	3.12%	6.42%

Total returns for periods of less than one year have not been annualized.

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.esgmanagers.com.

1The Fund's inception date is January 4, 2010.

2A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 1 year of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund's Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load or the CDSC, which, if reflected, would reduce the performance shown.

3NAV is Net Asset Value.

4A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within 1 year of purchase. NAV performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.

5The Blended Index is composed of 24% S&P 500 Index, 11% MSCI EAFE (Net) Index and 65% Barclays Capital U.S. Aggregate Bond Index.

6The S&P 500 Index is an index of large capitalization common stocks.

7The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.

8The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.

June 30, 2012

Conservative Portfolio, continued

Portfolio Highlights (Unaudited), continued

9The Lipper Mixed-Asset Target Allocation Conservative Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Conservative Funds Average. The Lipper Mixed-Asset Target Allocation Conservative Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation Conservative Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

10Unlike the Conservative Portfolio, the Blended Index and the Lipper Mixed-Asset Target Allocation Conservative Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Conservative Funds Index) do not reflect deductions for fees, expenses or taxes.

Asset Allocation	Percent of Market Value
U.S. Bonds	48.2%
U.S. Stocks	26.6%
Non-Affiliated Investment Companies & Exchange Traded Funds	15.1%
Foreign Stocks	6.9%
Cash & Cash Equivalents	2.6%
Foreign Bonds	0.6%
Total	100.0%

Manager Allocation

Strategy	Percent of Net Assets
EQUITY
Large-Cap/Multi-Cap
ClearBridge ESG Large Cap Value	4.6%
Miller/Howard Income-Equity	5.6%
Parnassus Equity Income	4.4%
Neuberger Berman Socially Responsive	5.1%
Pax MSCI North America ESG Index ETF	5.9%
Pax World Multi-Cap Equity	0.0%*
Small/Mid-Cap
Ariel Small/Mid Cap Value	2.0%
Parnassus Small Cap	1.1%
International/World
Pax World International Equity	1.3%
Pax MSCI EAFE ESG Index ETF	1.3%
Portfolio 21 World Stock	1.1%
Schroder Emerging Markets Equity	1.4%
Sector Specific
Pax World Global Green (Environmental Technologies)	0.8%
Total Equities	34.6%

June 30, 2012

Manager Allocation, continued

Strategy	Percent of Net Assets
FIXED INCOME
Investment Grade
Access Capital Investment Grade Fixed Income	6.6%
Community Capital Investment Grade Fixed Income	12.9%
Everence Investment Grade Fixed Income	26.5%
Inflation-Protected
Pax World Real Return	11.8%
High Yield
Pax World High Yield Bond	3.7%
Total Fixed Income	61.5%
MIXED ASSET
Balanced
Pax World Balanced	3.4%
Total Mixed Asset	3.4%
Other	0.5%
Total	100.0%

*Rounds to less than 0.1%

Top Ten Holdings—Equity

Company	Percent of Net Assets
Kinder Morgan Management LLC	0.4%
Procter & Gamble Co., The	0.4%
Google, Inc., Class A	0.4%
Danaher Corp.	0.3%
McCormick & Co., Inc.	0.3%
Target Corp.	0.3%
General Electric Co.	0.3%
PepsiCo, Inc.	0.3%
NiSource, Inc.	0.3%
Abbott Laboratories	0.3%
Total	3.3%

Excludes Affiliated and Non-Affiliated Investment Companies.

June 30, 2012

Conservative Portfolio, continued

Portfolio Highlights (Unaudited), continued

Top Ten Holdings—Fixed Income

Issuer	Percent of Net Assets
Ginnie Mae, 4.500%, 08/20/41	5.0%
United States Treasury Note, 0.250%, 01/15/15	2.9%
Freddie Mac, 3.750%, 03/27/19	1.6%
United States Treasury Note (TIPS), 1.375%, 07/15/18	1.5%
Ginnie Mae, 4.500%, 01/15/40	1.5%
Ginnie Mae, 4.175%, 01/16/38	1.2%
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	1.1%
Freddie Mac, 5.000%, 07/15/37	1.0%
United States Treasury Note, 2.125%, 08/15/21	1.0%
Freddie Mac, 4.000%, 10/01/41	1.0%
Total	17.8%

Excludes Affiliated and Non-Affiliated Investment Companies.

Sector Diversification

Sector	Percent of Market Value
Fixed Income	48.8%
Corporate Bonds: 14.7%, Agency/Gov't Related Bonds: 6.1%, Mortgage Backed Bonds: 16.9%, Treasury Bonds: 11.1%
Consumer Discretionary	3.4%
Consumer Staples	3.3%
Energy	3.5%
Financials	5.2%
Health Care	4.1%
Industrials	4.2%
Information Technology	5.1%
Materials	1.6%
Telecommunication Services	1.1%
Utilities	2.0%
Non-Affiliated Investment Companies & Exchange Traded Funds	15.1%
Cash & Cash Equivalents	2.6%
Total	100.0%

May include companies representing multiple industries within a single "Sector".

June 30, 2012

Sustainability Update

2012 has been a very active year for shareowner activists. There were nearly 400 shareholder resolutions filed, over half of them in just two areas: political spending and environment. Pax World was active in both areas, filing three resolutions on corporate governance issues (two on corporate political activity and one on board diversity) and one on an environmental issue.

Pax World has a strong history of using the tools at our disposal to support women's empowerment, and nowhere is this more needed than in the boardroom and executive suite. We were pleased that we were able to withdraw our shareholder proposal with Roper Industries, a manufacturer of high-tech, customized electronic equipment, after the company agreed to modify its nominating committee charter for directors to include making gender diversity a part of every director search.

This year, as a Presidential election year, is also going to bring intense focus to corporate political spending, both on campaigns and lobbying. Even without the campaign, 2012 has already been a landmark year for corporate political activity due to the killing of Trayvon Martin in Florida. This dreadful incident brought into sharp focus the activities of the American Legislative Exchange Council (ALEC), which advocated that states adopt so-called Stand Your Ground laws, which allow people to use deadly force to defend themselves if they believe that there is a threat without a duty to retreat. Florida, where Mr. Martin was killed, had passed a Stand Your Ground statute. ALEC's legislative activities began to come under the spotlight after Mr. Martin was killed. Investor attention focused on companies that funded ALEC, and Pax World signed on to a letter sent to companies that were members of ALEC, but whose own policies were inconsistent with the positions taken by ALEC. By the end of May, sixteen companies had announced that they had ended their membership.

Pax World also filed two resolutions asking companies to disclose on what and with whom they spent money on lobbying. Pax World's resolution at Target Corp (TGT) sought increased disclosure of Target's lobbying priorities and its position on several public policy issues. After discussion, Target agreed to provide statements detailing its position on its top lobbying priorities. Target also agreed to include a statement about how it determined what its top

Senior Vice President for Sustainable Investing

Julie Gorte, Ph.D.

June 30, 2012

Sustainability Update, continued

lobbying priorities were, and the company has committed to updating its position statements on its top lobbying priorities each year, making changes as its lobbying priorities change.

We filed a similar resolution with Amgen, which appeared on the company's proxy and was voted on by its shareholders at its annual meeting. This resolution got a vote in favor of nearly 25% (not counting abstentions and broker non-votes). While it did not pass, the results show that a significant proportion of the company's shareholders are interested in the company being more transparent about its lobbying expenditures.

Finally, Pax World co-filed with Calvert a shareholder proposal at Amazon asking the company to report on climate change and energy use. Amazon, like other major providers of web content, operates large server farms that, according to Greenpeace, may consume as much electricity as a small city.1 Our proposal received a vote of 21% in favor, not counting abstentions and broker non-votes.

This is what successful advocacy often looks like: a couple of productive negotiations with companies and a couple of respectable votes. The reality is that advocacy rarely, if ever, achieves instant and total success. The private sector is a big ship, and big ships don't turn on a dime. But they do turn, and it's good to have a hand on the wheel.

1Greenpeace, "How Clean is Your Cloud?" April 27, 2012, http://www.greenpeace.org/international/en/ publications/Campaign-reports/Climate-Reports/How-Clean-is-Your-Cloud/.

* * *

June 30, 2012

Shareholder Expense Examples (Unaudited)

Examples As a shareholder of the ESG Managers® Aggressive Growth, Growth, Moderate or Conservative Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The examples on the next page are intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and compare these costs with the ongoing costs of investing in other mutual funds. For more information, see the relevant Fund's prospectus or talk to your financial adviser.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning on January 1, 2012 and ending on June 30, 2012.

Please note that Individual Retirement Account (IRA), Coverdell Education Savings, Roth IRA, SEP-IRA, SIMPLE IRA, and 403(b)(7) accounts are charged an annual custodial fee of twelve dollars. If you are invested in one of these account types, you should add an additional six dollars to the estimated expenses paid during the period.

Actual Expenses For each Fund, the first table on the next page provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. For the Fund, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes For each Fund, the second table on the following page provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

June 30, 2012

Shareholder Expense Examples (Unaudited), continued

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Based on Actual Fund Return	Beginning Account Value (1/1/12)	Ending Account Value (6/30/12)	Annualized Expense Ratio	Expenses Paid During Period[1]
Aggressive Growth - Class A	$1,000.00	$1,032.70	1.27%	$6.42
Aggressive Growth - Institutional	1,000.00	1,033.50	1.02%	5.16
Aggressive Growth - Class C	1,000.00	1,028.20	2.02%	10.19
Growth - Class A	1,000.00	1,036.00	1.09%	5.52
Growth - Institutional	1,000.00	1,037.20	0.84%	4.25
Growth - Class C	1,000.00	1,032.40	1.84%	9.30
Moderate - Class A	1,000.00	1,034.30	1.05%	5.31
Moderate - Institutional	1,000.00	1,036.30	0.80%	4.05
Moderate - Class C	1,000.00	1,031.40	1.80%	9.09
Conservative - Class A	1,000.00	1,030.40	0.98%	4.95
Conservative - Institutional	1,000.00	1,031.50	0.73%	3.69
Conservative - Class C	1,000.00	1,026.80	1.73%	8.72
Based on Hypothetical 5% Return (before expenses)	Beginning Account Value (1/1/12)	Ending Account Value (6/30/12)	Annualized Expense Ratio	Expenses Paid During Period[1]
Aggressive Growth - Class A	$1,000.00	$1,018.55	1.27%	$6.37
Aggressive Growth - Institutional	1,000.00	1,019.79	1.02%	5.12
Aggressive Growth - Class C	1,000.00	1,014.82	2.02%	10.12
Growth - Class A	1,000.00	1,019.44	1.09%	5.47
Growth - Institutional	1,000.00	1,020.69	0.84%	4.22
Growth - Class C	1,000.00	1,015.71	1.84%	9.22
Moderate - Class A	1,000.00	1,019.64	1.05%	5.27
Moderate - Institutional	1,000.00	1,020.89	0.80%	4.02
Moderate - Class C	1,000.00	1,015.91	1.80%	9.02
Conservative - Class A	1,000.00	1,019.99	0.98%	4.92
Conservative - Institutional	1,000.00	1,021.23	0.73%	3.67
Conservative - Class C	1,000.00	1,016.26	1.73%	8.67

1Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period beginning on January 1, 2012 and ending on June 30, 2012).

June 30, 2012

Schedule of Investments (Unaudited)

ESG Managers® Aggressive Growth Portfolio

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
STOCKS: 64.5%
COMMON STOCKS: 64.5%
Consumer Discretionary: 7.5%
Accor SA	96	$3,008
Amazon.com, Inc. (a)	8	1,827
Arbitron, Inc.	590	20,650
BorgWarner, Inc. (a)	40	2,624
Comcast Corp., Class A	49	1,567
Comcast Corp., Special, Class A	1,487	46,692
Darden Restaurants, Inc.	31	1,570
DeVry, Inc.	840	26,015
DISH Network Corp., Class A	1,185	33,832
Electrolux AB, Series B	160	3,184
Ford Motor Co.	84	806
GameStop Corp., Class A	38	698
Gannett Co, Inc.	2,410	35,499
Gentex Corp.	135	2,817
Hanesbrands, Inc. (a)	755	20,936
Hennes & Mauritz AB, B Shares	124	4,451
Home Depot, Inc.	648	34,338
International Game Technology	1,860	29,295
International Speedway Corp., Class A	420	10,996
Interpublic Group of Cos., Inc., The	2,340	25,389
Johnson Controls, Inc.	905	25,078
Macy's, Inc.	38	1,305
Madison Square Garden Company, The, Class A (a)	400	14,976
McDonald's Corp.	181	16,024
Meredith Corp.	460	14,692
Mohawk Industries, Inc. (a)	290	20,251
Newell Rubbermaid, Inc.	1,060	19,228
News Corp., Class A	1,684	37,536
NIKE, Inc., Class B	207	18,170
Nordstrom, Inc.	225	11,180
PulteGroup, Inc. (a)	3,105	33,224
Royal Caribbean Cruises, Ltd.	815	21,214
Scripps Networks Interactive, Class A	1,468	83,470
SES SA	907	21,445
Shaw Communications, Inc., Class B	1,790	33,849
Skullcandy, Inc. (a)	43	608
Sotheby's	255	8,507
Staples, Inc.	293	3,824
Target Corp.	2,442	142,100
Time Warner Cable, Inc.	628	51,559
Time Warner, Inc.	1,403	54,016
Toll Brothers, Inc. (a)	645	19,176

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCKS, continued
Consumer Discretionary, continued
Washington Post Co., The, Class B	44	$16,447
WMS Industries, Inc. (a)	840	16,757
		990,830
Consumer Staples: 7.4%
Coca-Cola Co., The	381	29,790
Cosan, Ltd., Class A	213	2,703
CVS Caremark Corp.	2,225	103,974
Danone	69	4,288
Diageo PLC	17	438
Energizer Holdings, Inc. (a)	85	6,396
HJ Heinz Co.	312	16,967
Ingredion, Inc.	134	6,636
JM Smucker Co., The	888	67,062
Kellogg Co.	639	31,522
Kimberly-Clark Corp.	436	36,524
L'Oreal SA	37	4,329
McCormick & Co., Inc.	2,312	140,223
Natura Cosmeticos SA	152	3,557
PepsiCo, Inc.	1,722	121,677
Procter & Gamble Co., The	2,519	154,289
Safeway, Inc.	853	15,482
Sysco Corp.	2,480	73,929
Tesco PLC	852	4,141
Unilever NV (Netherlands)	96	3,207
Unilever NV	2,465	82,208
United Natural Foods, Inc. (a)	121	6,638
Walgreen Co.	1,050	31,058
WD-40 Co.	415	20,670
		967,708
Energy: 6.5%
Apache Corp.	199	17,490
Baker Hughes, Inc.	173	7,110
BG Group PLC, ADR	4,411	90,602
Canadian Natural Resources, Ltd.	49	1,316
Cimarex Energy Co.	1,101	60,687
ConocoPhillips	631	35,260
Contango Oil & Gas Co. (a)	390	23,088
Energen Corp.	945	42,648
Energy XXI Bermuda, Ltd.	510	15,958
Ensco PLC, Class A, ADR	108	5,073
EQT Corp.	155	8,313
Kinder Morgan Management LLC	928	68,134
Newfield Exploration Co. (a)	2,670	78,258
Noble Corp. (a)	851	27,683
Noble Energy, Inc.	693	58,780
Pembina Pipeline Corp.	394	10,090
Penn West Petroleum, Ltd.	58	778

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Schedule of Investments (Unaudited), continued

ESG Managers® Aggressive Growth Portfolio, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCKS, continued
Energy, continued
Petroleo Brasileiro SA, ADR	438	$8,221
Plains Exploration & Production Co. (a)	555	19,525
Rosetta Resources, Inc. (a)	72	2,638
Royal Dutch Shell PLC, ADR	646	43,560
Sasol Ltd., ADR	36	1,528
Seadrill, Ltd.	816	28,984
Spectra Energy Corp.	1,537	44,665
Statoil ASA, ADR	1,180	28,155
Suncor Energy, Inc.	691	20,004
Total SA, ADR	408	18,340
W&T Offshore, Inc.	2,805	42,917
Weatherford International, Ltd. (a)	1,556	19,652
Williams Cos., Inc., The	1,063	30,636
		860,093
Financials: 9.6%
American Express Co.	1,459	84,928
American Tower Corp., REIT	195	13,632
Artio Global Investors, Inc.	1,705	5,968
Banco Bradesco SA, ADR	287	4,268
Bank of Montreal	194	10,720
Bank of New York Mellon Corp., The	641	14,070
BlackRock, Inc.	251	42,625
Capital One Financial Corp.	416	22,739
CapitaLand, Ltd.	521	1,123
CBRE Group, Inc., Class A (a)	1,255	20,532
Charles Schwab Corp., The	7,213	93,264
Cincinnati Financial Corp.	542	20,634
City National Corp.	220	10,688
CME Group, Inc.	194	52,013
Digital Realty Trust, Inc., REIT	333	24,998
First American Financial Corp.	2,970	50,371
First Horizon National Corp.	3,220	27,853
HCP, Inc., REIT	451	19,912
Hospitality Properties Trust, REIT	951	23,556
IntercontinentalExchange, Inc. (a)	308	41,882
Janus Capital Group, Inc.	4,005	31,319
Jones Lang LaSalle, Inc.	320	22,518
JPMorgan Chase & Co.	1,691	60,419
KKR & Co., LP	1,465	18,884
Lazard, Ltd., Class A	2,757	71,654
Loews Corp.	596	24,382
Marsh & McLennan Cos., Inc.	956	30,812
MetLife, Inc.	759	23,415
Och-Ziff Capital Mgmt. Group, LP, Class A	190	1,440
Pinnacle Financial Partners, Inc. (a)	1,105	21,559

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCKS, continued
Financials, continued
Plum Creek Timber Co., Inc., REIT	58	$2,303
Progressive Corp., The	5,180	107,899
Royal Bank of Canada (Canadian)	59	3,023
SEI Investments Co.	2,460	48,929
State Street Corp.	957	42,720
Travelers Cos., Inc., The	505	32,239
U.S. Bancorp	1,855	59,657
Unibail-Rodamco SE, REIT	18	3,316
Valley National Bancorp	973	10,315
Wells Fargo & Co.	2,011	67,249
		1,269,828
Health Care: 7.7%
Abbott Laboratories	717	46,225
Amgen, Inc.	73	5,332
Baxter International, Inc.	149	7,919
Becton Dickinson & Co.	1,050	78,488
Bio-Rad Laboratories, Inc., Class A (a)	302	30,203
Charles River Laboratories Intl., Inc. (a)	810	26,536
Covidien PLC	1,392	74,472
Eli Lilly & Co.	425	18,237
Furiex Pharmaceutical, Inc. (a)	350	7,333
Genomic Health, Inc. (a)	125	4,175
Gilead Sciences, Inc. (a)	1,615	82,817
GlaxoSmithKline PLC, ADR	611	27,843
Hospira, Inc. (a)	440	15,391
InterMune, Inc. (a)	640	7,648
Johnson & Johnson	840	56,750
Life Technologies Corp. (a)	85	3,824
Merck & Co., Inc.	1,635	68,261
Novartis AG	170	9,505
Novartis AG, ADR	953	53,273
Novo Nordisk A/S, B Shares	122	17,694
Patterson Cos., Inc.	790	27,231
Pfizer, Inc.	1,837	42,251
Quest Diagnostics, Inc.	53	3,175
Roche Holding AG	111	19,173
Roche Holding AG, ADR	1,631	70,492
Sirona Dental Systems, Inc. (a)	130	5,851
Smith & Nephew PLC	319	3,191
St. Jude Medical, Inc.	36	1,437
Symmetry Medical, Inc. (a)	1,155	9,910
Teleflex, Inc.	1,485	90,451
Valeant Pharmaceuticals International (a)	680	30,457
VCA Antech, Inc. (a)	1,245	27,365
Waters Corp. (a)	69	5,483

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Schedule of Investments (Unaudited), continued

ESG Managers® Aggressive Growth Portfolio, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCKS, continued
Health Care, continued
WellPoint, Inc.	271	$17,287
Zimmer Holdings, Inc.	330	21,240
		1,016,920
Industrials: 7.8%
3M Co.	808	72,397
ABB, Ltd. (a)	160	2,613
ABB, Ltd., ADR (a)	119	1,942
Ameresco, Inc., Class A (a)	242	2,887
Atlas Copco AB, A Shares	256	5,509
Bombardier, Inc., Class B	188	742
Brady Corp., Class A	550	15,131
Canadian Pacific Railway, Ltd.	48	3,523
Cummins, Inc.	55	5,330
Danaher Corp.	2,811	146,397
Deere & Co.	185	14,961
Dun & Bradstreet Corp.	320	22,774
East Japan Railway Co.	45	2,826
Eaton Corp.	122	4,835
Emerson Electric Co.	812	37,823
Expeditors International of Washington, Inc.	114	4,418
FedEx Corp.	32	2,932
FTI Consulting, Inc. (a)	2	58
Generac Holdings, Inc.	106	2,550
General Electric Co.	3,611	75,253
Genesee & Wyoming, Inc., Class A (a)	40	2,114
Herman Miller, Inc.	1,842	34,114
Honeywell International, Inc.	708	39,535
ICF International, Inc. (a)	1,067	25,437
IDEX Corp.	385	15,007
Illinois Tool Works, Inc.	602	31,840
Insperity, Inc.	935	25,292
Interface, Inc., Class A	1,115	15,197
Iron Mountain, Inc.	1,665	54,878
Mitsubishi Electric Corp.	267	2,234
MTR Corp. Ltd.	1,230	4,222
Nordson Corp.	62	3,180
Pall Corp.	1,059	58,044
Pentair, Inc.	441	16,881
Quanta Services, Inc. (a)	106	2,551
Royal Philips	149	2,931
Royal Philips (Netherlands)	21	414
RR Donnelley & Sons, Co.	1,289	15,172
Schneider Electric SA	64	3,557
Siemens AG	36	3,025
Simpson Manufacturing Co., Inc.	590	17,411
Skanska AB, B Shares	93	1,425

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCKS, continued
Industrials, continued
SKF AB, B Shares	227	$4,475
Snap-on, Inc.	125	7,781
Stanley Black & Decker, Inc.	172	11,070
Stericycle, Inc. (a)	18	1,650
Tennant Co.	85	3,396
Timken Co.	90	4,121
United Parcel Service, Inc., Class B	625	49,225
United Rentals, Inc. (a)	2	68
Verisk Analytics, Inc., Class A (a)	395	19,458
Waste Management, Inc.	2,461	82,197
WW Grainger, Inc.	215	41,116
Xylem, Inc.	104	2,617
		1,026,536
Information Technology: 10.7%
Accenture PLC, Class A	365	21,933
Adobe Systems, Inc. (a)	122	3,949
Altera Corp.	2,683	90,793
Anixter International, Inc.	533	28,276
Apple, Inc. (a)	37	21,608
Applied Materials, Inc.	5,738	65,757
Autodesk, Inc. (a)	175	6,123
Brocade Communications Systems, Inc. (a)	4,260	21,002
CA, Inc.	724	19,613
Ceragon Networks, Ltd. (a)	2,195	18,811
Checkpoint Systems, Inc. (a)	1,345	11,715
Ciena Corp. (a)	1,885	30,857
Cisco Systems, Inc.	319	5,477
Citrix Systems, Inc. (a)	2	168
Clicksoftware Technologies, Ltd.	1,405	11,366
Cognizant Technology Solutions, Class A (a)	33	1,980
Corning, Inc.	333	4,306
Cree, Inc. (a)	96	2,464
DragonWave, Inc. (a)	2,190	7,972
eBay, Inc. (a)	138	5,797
EMC Corp. (a)	488	12,507
Ericsson, B Shares	639	5,847
EZchip Semiconductor, Ltd. (a)	675	27,027
Fair Isaac Corp.	545	23,043
Finisar Corp. (a)	2,210	33,062
Google, Inc., Class A (a)	285	165,320
Harmonic, Inc. (a)	5,195	22,131
Hewlett-Packard Co.	607	12,207
IBM	281	54,958
Intel Corp.	1,330	35,445
InterDigital, Inc.	28	826
Intuit, Inc.	192	11,395

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Schedule of Investments (Unaudited), continued

ESG Managers® Aggressive Growth Portfolio, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCKS, continued
Information Technology, continued
Itron, Inc. (a)	59	$2,433
Juniper Networks, Inc. (a)	68	1,109
MasterCard, Inc., Class A	193	83,011
Maxim Integrated Products, Inc.	648	16,615
Mentor Graphics Corp. (a)	1,245	18,675
Microchip Technology, Inc.	617	20,410
Microsoft Corp.	888	27,164
Motorola Solutions, Inc.	1,274	61,292
National Instruments Corp.	2,450	65,807
NetApp, Inc. (a)	122	3,882
Oracle Corp.	87	2,584
Paychex, Inc.	1,578	49,565
PMC - Sierra, Inc. (a)	3,430	21,060
Qualcomm, Inc.	797	44,377
Riverbed Technology, Inc. (a)	1,195	19,299
Solarworld AG	413	726
Taiwan Semiconductor Manu. Co., Ltd., ADR	104	1,452
TE Connectivity, Ltd.	795	25,368
Teradata Corp. (a)	18	1,296
Texas Instruments, Inc.	3,196	91,693
VeriSign, Inc. (a)	1,180	51,413
Websense, Inc. (a)	160	2,997
Xerox Corp	2,663	20,958
		1,416,921
Materials: 2.7%
Air Liquide SA	24	2,744
Air Products & Chemicals, Inc.	358	28,901
Calgon Carbon Corp. (a)	1,375	19,553
Compass Minerals International	665	50,726
Crown Holdings, Inc. (a)	743	25,626
Ecolab, Inc.	829	56,811
International Paper Co.	598	17,288
MeadWestvaco Corp.	561	16,129
Novozymes A/S, ADR	678	17,492
Novozymes A/S, B Shares	250	6,483
Nucor Corp.	164	6,216
Potash Corp. of Saskatchewan, Inc.	51	2,228
Praxair, Inc.	716	77,851
Rio Tinto PLC, ADR	85	4,064
Schnitzer Steel Industries, Inc., Class A	64	1,793
Svenska Cellulosa AB, B Shares	364	5,461
Syngenta AG, ADR	80	5,475
Teijin, Ltd.	434	1,321
Umicore SA	84	3,884
Vale SA, ADR	49	973
		351,019

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCKS, continued
Telecommunication Services: 1.4%
America Movil SAB de CV, Series L, ADR	294	$7,662
AT&T, Inc.	1,484	52,919
BCE, Inc.	245	10,094
CenturyLink, Inc.	552	21,798
China Mobile, Ltd.	449	4,935
Portugal Telecom SGPS SA	97	425
Telefonica SA	546	7,187
Verizon Communications, Inc.	581	25,820
Vodafone Group PLC, ADR	1,389	39,142
Windstream Corp.	1,415	13,668
		183,650
Utilities: 3.2%
AGL Resources, Inc.	855	33,131
American Water Works Co., Inc.	1,007	34,520
CenterPoint Energy, Inc.	87	1,798
Enel Green Power SpA	1,065	1,688
Hyflux, Ltd.	1,041	1,115
ITC Holdings Corp.	32	2,205
MDU Resources Group, Inc.	1,985	42,896
National Grid PLC	426	4,515
National Grid PLC, ADR	450	23,846
NiSource, Inc.	2,042	50,540
Northeast Utilities	257	9,974
Northwest Natural Gas Co.	585	27,846
ONEOK, Inc.	1,222	51,703
Ormat Technologies, Inc.	181	3,872
Portland General Electric Co.	102	2,719
Questar Corp.	3,910	81,563
Red Electrica Corp. SA	106	4,626
SABESP, ADR	21	1,593
Sempra Energy	577	39,744
SSE PLC	213	4,647
Xcel Energy, Inc.	23	652
		425,193
TOTAL COMMON STOCKS
(Cost $8,089,680)		8,508,698
PREFERRED STOCK: 0.0%
Consumer Staples: 0.0%
Henkel AG & Co KGaA	64	4,253
TOTAL PREFERRED STOCK
(Cost $4,017)		4,253
TOTAL STOCKS
(Cost $8,093,697)		8,512,951

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Schedule of Investments (Unaudited), continued

ESG Managers® Aggressive Growth Portfolio, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
AFFILIATED INVESTMENT COMPANIES: 28.4%
Pax MSCI EAFE ESG Index ETF	23,087	$500,272
Pax MSCI North America ESG
Index ETF	77,184	2,186,237
Pax World Balanced Fund (b)	39	875
Pax World Global Green Fund (b)	21,428	189,424
Pax World High Yield Bond Fund (b)	54	392
Pax World International Fund (b)	114,869	851,176
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,892,645)		3,728,376
NON-AFFILIATED INVESTMENT COMPANIES: 5.0%
Schroder Emerging Market Equity Fund (c)	54,574	662,558
TOTAL N0N-AFFILIATED INVESTMENT COMPANIES
(Cost $703,058)		662,558
TOTAL INVESTMENTS: 97.9%
(Cost $12,689,400)		12,903,885
OTHER ASSETS AND LIABILITIES—
(Net): 2.1%		279,291
Net Assets: 100.0%		$13,183,176

(a)  Non-income producing security

(b)  Institutional Class shares

(c)  Investor Class shares

ADR  American Depository Receipt

LP  Limited Partnership

REIT  Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Schedule of Investments (Unaudited), continued

ESG Managers® Growth Portfolio

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
STOCKS: 58.0%
COMMON STOCKS: 58.0%
Consumer Discretionary: 6.2%
Accor SA	72	$2,256
Amazon.com, Inc. (a)	6	1,370
Arbitron, Inc.	340	11,900
BorgWarner, Inc. (a)	45	2,952
Comcast Corp., Class A	55	1,758
Comcast Corp., Special, Class A	918	28,825
DISH Network Corp., Class A	734	20,956
Darden Restaurants, Inc.	35	1,772
DeVry, Inc.	585	18,117
Electrolux AB, Series B	120	2,388
Ford Motor Co.	96	921
GameStop Corp., Class A	48	881
Gannett Co, Inc.	1,685	24,820
Gentex Corp.	80	1,670
Hanesbrands, Inc. (a)	435	12,063
Hennes & Mauritz AB, B Shares	91	3,266
Home Depot, Inc.	408	21,620
International Game Technology	1,300	20,475
International Speedway Corp., Class A	300	7,854
Interpublic Group of Cos., Inc., The	1,635	17,740
Johnson Controls, Inc.	618	17,125
Macy's, Inc.	42	1,443
Madison Square Garden Company, The, Class A (a)	280	10,483
McDonald's Corp.	110	9,738
Meredith Corp.	295	9,422
Mohawk Industries, Inc. (a)	205	14,315
NIKE, Inc., Class B	142	12,465
Newell Rubbermaid, Inc.	740	13,424
News Corp., Class A	1,714	38,205
Nordstrom, Inc.	145	7,205
PulteGroup, Inc. (a)	1,785	19,100
Royal Caribbean Cruises, Ltd.	570	14,837
SES SA	578	13,666
Scripps Networks Interactive, Class A	906	51,515
Shaw Communications, Inc., Class B	1,145	21,652
Skullcandy, Inc. (a)	52	736
Sotheby's	180	6,005
Staples, Inc.	221	2,884
Target Corp.	1,559	90,718
Time Warner Cable, Inc.	388	31,855
Time Warner, Inc.	933	35,921
Toll Brothers, Inc. (a)	375	11,149

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCKS, continued
Consumer Discretionary, continued
WMS Industries, Inc. (a)	585	$11,671
Washington Post Co., The, Class B	31	11,587
		660,725
Consumer Staples: 6.0%
CVS Caremark Corp.	1,399	65,375
Coca-Cola Co., The	246	19,235
Cosan, Ltd., Class A	160	2,030
Danone	52	3,232
Diageo PLC	9	232
Energizer Holdings, Inc. (a)	65	4,891
HJ Heinz Co.	389	21,154
Ingredion, Inc.	137	6,784
JM Smucker Co., The	558	42,140
Kellogg Co.	405	19,979
Kimberly-Clark Corp.	269	22,534
L'Oreal SA	28	3,276
McCormick & Co., Inc.	1,458	88,428
Natura Cosmeticos SA	111	2,597
PepsiCo, Inc.	1,118	78,998
Procter & Gamble Co., The	1,633	100,021
Safeway, Inc.	549	9,964
Sysco Corp.	1,572	46,861
Tesco PLC	642	3,120
Unilever NV (Netherlands)	72	2,405
Unilever NV	1,522	50,759
United Natural Foods, Inc. (a)	91	4,992
WD-40 Co.	270	13,450
Walgreen Co.	685	20,263
		632,720
Energy: 6.5%
Apache Corp.	121	10,635
BG Group PLC, ADR	2,721	55,889
Baker Hughes, Inc.	199	8,179
Canadian Natural Resources, Ltd.	55	1,477
Cimarex Energy Co.	679	37,426
ConocoPhillips	400	22,352
Contango Oil & Gas Co. (a)	270	15,984
EQT Corp.	178	9,546
Energen Corp.	585	26,401
Energy XXI Bermuda, Ltd.	295	9,231
Ensco PLC, Class A, ADR	124	5,824
Kinder Morgan Management LLC	1,167	85,681
Newfield Exploration Co. (a)	1,641	48,098
Noble Corp. (a)	544	17,696
Noble Energy, Inc.	443	37,575
Pembina Pipeline Corp.	490	12,549
Penn West Petroleum, Ltd.	68	912

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Schedule of Investments (Unaudited), continued

ESG Managers® Growth Portfolio, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCKS, continued
Energy, continued
Petroleo Brasileiro SA, ADR	258	$4,843
Plains Exploration & Production Co. (a)	355	12,489
Rosetta Resources, Inc. (a)	79	2,895
Royal Dutch Shell PLC, ADR	411	27,714
Sasol Ltd., ADR	38	1,613
Seadrill, Ltd.	1,027	36,479
Spectra Energy Corp.	1,540	44,752
Statoil ASA, ADR	1,458	34,788
Suncor Energy, Inc.	503	14,562
Total SA, ADR	510	22,925
W&T Offshore, Inc.	1,715	26,240
Weatherford International, Ltd. (a)	1,001	12,642
Williams Cos., Inc., The	1,323	38,128
		685,525
Financials: 8.5%
American Express Co.	934	54,368
American Tower Corp., REIT	223	15,590
Artio Global Investors, Inc.	1,010	3,535
Banco Bradesco SA, ADR	217	3,227
Bank of Montreal	245	13,539
Bank of New York Mellon Corp., The	425	9,329
BlackRock, Inc.	168	28,530
CBRE Group, Inc., Class A (a)	875	14,315
CME Group, Inc.	159	42,629
CapitaLand, Ltd.	656	1,414
Capital One Financial Corp.	268	14,649
Charles Schwab Corp., The	4,658	60,228
Cincinnati Financial Corp.	674	25,659
City National Corp.	175	8,502
Digital Realty Trust, Inc., REIT	409	30,704
First American Financial Corp.	1,890	32,054
First Horizon National Corp.	1,850	16,003
HCP, Inc., REIT	562	24,812
Hospitality Properties Trust, REIT	1,188	29,427
IntercontinentalExchange, Inc. (a)	192	26,108
JPMorgan Chase & Co.	1,128	40,303
Janus Capital Group, Inc.	2,800	21,896
Jones Lang LaSalle, Inc.	225	15,833
KKR & Co., LP	1,025	13,212
Lazard, Ltd., Class A	1,784	46,366
Loews Corp.	379	15,505
Marsh & McLennan Cos., Inc.	581	18,726
MetLife, Inc.	491	15,147
Och-Ziff Capital Mgmt. Group, LP, Class A	220	1,668
Pinnacle Financial Partners, Inc. (a)	635	12,389
Plum Creek Timber Co., Inc., REIT	66	2,620

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCKS, continued
Financials, continued
Progressive Corp., The	3,192	$66,489
Royal Bank of Canada (Canadian)	44	2,254
SEI Investments Co.	1,540	30,631
State Street Corp.	619	27,632
Travelers Cos., Inc., The	325	20,748
U.S. Bancorp	1,178	37,884
Unibail-Rodamco SE, REIT	14	2,579
Valley National Bancorp	1,223	12,964
Wells Fargo & Co.	1,267	42,369
		901,837
Health Care: 7.2%
Abbott Laboratories	892	57,507
Amgen, Inc.	83	6,062
Baxter International, Inc.	112	5,953
Becton Dickinson & Co.	713	53,297
Bio-Rad Laboratories, Inc., Class A (a)	195	19,502
Charles River Laboratories Intl., Inc. (a)	565	18,509
Covidien PLC	867	46,385
Eli Lilly & Co.	530	22,742
Furiex Pharmaceutical, Inc. (a)	200	4,190
Genomic Health, Inc. (a)	70	2,338
Gilead Sciences, Inc. (a)	1,055	54,100
GlaxoSmithKline PLC, ADR	761	34,679
Hospira, Inc. (a)	310	10,844
InterMune, Inc. (a)	370	4,422
Johnson & Johnson	774	52,291
Life Technologies Corp. (a)	64	2,879
Merck & Co., Inc.	1,427	59,577
Novartis AG	128	7,157
Novartis AG, ADR	612	34,211
Novo Nordisk A/S, B Shares	92	13,343
Patterson Cos., Inc.	515	17,752
Pfizer, Inc.	1,689	38,847
Quest Diagnostics, Inc.	40	2,396
Roche Holding AG	81	13,991
Roche Holding AG, ADR	1,000	43,220
Sirona Dental Systems, Inc. (a)	75	3,376
Smith & Nephew PLC	241	2,411
St. Jude Medical, Inc.	55	2,195
Symmetry Medical, Inc. (a)	880	7,550
Teleflex, Inc.	950	57,865
VCA Antech, Inc. (a)	715	15,716
Valeant Pharmaceuticals International (a)	435	19,484
Waters Corp. (a)	52	4,132
WellPoint, Inc.	167	10,653

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Schedule of Investments (Unaudited), continued

ESG Managers® Growth Portfolio, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCKS, continued
Health Care, continued
Zimmer Holdings, Inc.	230	$14,803
		764,379
Industrials: 6.7%
3M Co.	502	44,979
ABB, Ltd. (a)	120	1,959
ABB, Ltd., ADR (a)	137	2,236
Ameresco, Inc., Class A (a)	182	2,171
Atlas Copco AB, A Shares	192	4,132
Bombardier, Inc., Class B	129	509
Brady Corp., Class A	385	10,591
Canadian Pacific Railway, Ltd.	36	2,642
Cummins, Inc.	62	6,008
Danaher Corp.	1,715	89,317
Deere & Co.	191	15,446
Dun & Bradstreet Corp.	223	15,871
East Japan Railway Co.	66	4,144
Eaton Corp.	95	3,765
Emerson Electric Co.	588	27,389
Expeditors International of Washington, Inc.	102	3,953
FedEx Corp.	24	2,199
Generac Holdings, Inc.	80	1,925
General Electric Co.	3,303	68,835
Genesee & Wyoming, Inc., Class A (a)	45	2,378
Herman Miller, Inc.	1,149	21,279
Honeywell International, Inc.	437	24,402
ICF International, Inc. (a)	666	15,877
IDEX Corp.	270	10,525
Illinois Tool Works, Inc.	379	20,045
Insperity, Inc.	540	14,607
Interface, Inc., Class A	730	9,950
Iron Mountain, Inc.	1,070	35,267
MTR Corp. Ltd.	710	2,437
Mitsubishi Electric Corp.	350	2,928
Nordson Corp.	69	3,539
Pall Corp.	651	35,681
Pentair, Inc.	307	11,752
Quanta Services, Inc. (a)	80	1,926
RR Donnelley & Sons, Co.	1,617	19,032
Royal Philips	112	2,203
Royal Philips (Netherlands)	14	276
SKF AB, B Shares	171	3,371
Schneider Electric SA	48	2,668
Siemens AG	27	2,269
Simpson Manufacturing Co., Inc.	415	12,247
Skanska AB, B Shares	70	1,073
Snap-on, Inc.	90	5,603

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCKS, continued
Industrials, continued
Stanley Black & Decker, Inc.	122	$7,852
Stericycle, Inc. (a)	21	1,925
Tennant Co.	64	2,557
Timken Co.	100	4,579
United Parcel Service, Inc., Class B	406	31,977
Verisk Analytics, Inc., Class A (a)	255	12,561
WW Grainger, Inc.	133	25,435
Waste Management, Inc.	1,622	54,175
Xylem, Inc.	74	1,862
		712,329
Information Technology: 9.3%
Accenture PLC, Class A	255	15,323
Adobe Systems, Inc. (a)	92	2,978
Altera Corp.	1,656	56,039
Anixter International, Inc.	344	18,249
Apple, Inc. (a)	35	20,440
Applied Materials, Inc.	3,736	42,815
Autodesk, Inc. (a)	138	4,829
Brocade Communications Systems, Inc. (a)	2,450	12,079
CA, Inc.	912	24,706
Ceragon Networks, Ltd. (a)	1,265	10,841
Checkpoint Systems, Inc. (a)	770	6,707
Ciena Corp. (a)	1,080	17,680
Cisco Systems, Inc.	241	4,138
Clicksoftware Technologies, Ltd.	810	6,553
Cognizant Technology Solutions, Class A (a)	38	2,280
Corning, Inc.	297	3,840
Cree, Inc. (a)	72	1,848
DragonWave, Inc. (a)	1,265	4,605
EMC Corp. (a)	562	14,404
EZchip Semiconductor, Ltd. (a)	390	15,616
Ericsson, B Shares	481	4,401
Fair Isaac Corp.	380	16,066
Finisar Corp. (a)	1,270	18,999
Google, Inc., Class A (a)	188	109,053
Harmonic, Inc. (a)	2,990	12,737
Hewlett-Packard Co.	389	7,823
IBM	197	38,529
Intel Corp.	1,584	42,214
InterDigital, Inc.	35	1,033
Intuit, Inc.	220	13,057
Itron, Inc. (a)	44	1,815
Juniper Networks, Inc. (a)	79	1,288
MasterCard, Inc., Class A	125	53,764
Maxim Integrated Products, Inc.	809	20,743
Mentor Graphics Corp. (a)	715	10,725

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Schedule of Investments (Unaudited), continued

ESG Managers® Growth Portfolio, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCKS, continued
Information Technology, continued
Microchip Technology, Inc.	770	$25,472
Microsoft Corp.	564	17,253
Motorola Solutions, Inc.	817	39,306
National Instruments Corp.	1,510	40,559
NetApp, Inc. (a)	92	2,927
Oracle Corp.	96	2,851
PMC - Sierra, Inc. (a)	1,970	12,096
Paychex, Inc.	1,035	32,509
Qualcomm, Inc.	619	34,466
Riverbed Technology, Inc. (a)	690	11,144
Solarworld AG	311	546
TE Connectivity, Ltd.	497	15,859
Taiwan Semiconductor Manu. Co., Ltd., ADR	117	1,633
Teradata Corp. (a)	21	1,512
Texas Instruments, Inc.	1,972	56,577
VeriSign, Inc. (a)	750	32,678
Websense, Inc. (a)	90	1,686
Xerox Corp	1,767	13,905
eBay, Inc. (a)	104	4,368
		985,564
Materials: 2.4%
Air Liquide SA	18	2,058
Air Products & Chemicals, Inc.	228	18,406
Calgon Carbon Corp. (a)	790	11,234
Compass Minerals International	420	32,038
Crown Holdings, Inc. (a)	464	16,003
Ecolab, Inc.	541	37,075
International Paper Co.	745	21,538
MeadWestvaco Corp.	700	20,125
Novozymes A/S, ADR	419	10,810
Novozymes A/S, B Shares	188	4,875
Nucor Corp.	156	5,912
Potash Corp. of Saskatchewan, Inc.	55	2,403
Praxair, Inc.	461	50,125
Rio Tinto PLC, ADR	96	4,590
Schnitzer Steel Industries, Inc., Class A	48	1,345
Svenska Cellulosa AB, B Shares	274	4,111
Syngenta AG, ADR	89	6,091
Teijin, Ltd.	700	2,131
Umicore SA	63	2,913
Vale SA, ADR	48	952
		254,735
Telecommunication Services: 1.6%
AT&T, Inc.	1,333	47,535
America Movil SAB de CV, Series L, ADR	336	8,756

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCKS, continued
Telecommunication Services, continued
BCE, Inc.	308	$12,690
CenturyLink, Inc.	368	14,532
China Mobile, Ltd.	372	4,088
Portugal Telecom SGPS SA	109	477
Telefonica SA	411	5,410
Verizon Communications, Inc.	377	16,754
Vodafone Group PLC, ADR	1,628	45,877
Windstream Corp.	1,763	17,031
		173,150
Utilities: 3.6%
AGL Resources, Inc.	530	20,538
American Water Works Co., Inc.	1,265	43,364
CenterPoint Energy, Inc.	96	1,984
Enel Green Power SpA	802	1,271
Hyflux, Ltd.	1,315	1,408
ITC Holdings Corp.	24	1,654
MDU Resources Group, Inc.	1,270	27,445
National Grid PLC	321	3,402
National Grid PLC, ADR	562	29,780
NiSource, Inc.	2,549	63,088
Northeast Utilities	323	12,536
Northwest Natural Gas Co.	380	18,088
ONEOK, Inc.	1,498	63,380
Ormat Technologies, Inc.	136	2,909
Portland General Electric Co.	77	2,053
Questar Corp.	2,432	50,732
Red Electrica Corp. SA	80	3,492
SABESP, ADR	16	1,214
SSE PLC	160	3,490
Sempra Energy	373	25,692
Xcel Energy, Inc.	23	653
		378,173
TOTAL COMMON STOCKS
(Cost $5,543,769)		6,149,137
PREFERRED STOCK: 0.0%
Consumer Staples: 0.0%
Henkel AG & Co KGaA	48	3,189
TOTAL PREFERRED STOCK
(Cost $3,011)		3,189
TOTAL STOCKS
(Cost $5,546,780)		6,152,326

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Schedule of Investments (Unaudited), continued

ESG Managers® Growth Portfolio, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
AFFILIATED INVESTMENT COMPANIES: 25.5%
Pax MSCI EAFE ESG Index ETF	10,869	$235,520
Pax MSCI North America ESG Index ETF	50,088	1,418,743
Pax World Balanced Fund (b)	1,542	34,995
Pax World Global Green Fund (b)	23,534	208,043
Pax World High Yield Bond Fund (b)	58,358	426,597
Pax World International Fund (b)	50,957	377,594
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost: $2,792,679)		2,701,492
NON-AFFILIATED INVESTMENT COMPANIES: 5.7%
Access Capital Community Investment Fund (b)	12,768	123,848
CRA Qualified Investment Fund (b)	7,009	78,430
Schroder Emerging Market Equity Fund (c)	32,933	399,807
TOTAL NON-AFFILIATED INVESTMENT COMPANIES
(Cost: $647,539)		602,085
BONDS: 8.8%
CORPORATE BONDS: 2.3%
Consumer Discretionary: 0.2%
Advance Auto Parts, Inc., 4.500%, 01/15/22	$3,000	3,147
BorgWarner, Inc., 5.750%, 11/01/16	6,000	6,835
Ethan Allen Global, Inc., 5.375%, 10/01/15	3,000	3,039
Interpublic Group of Cos., Inc., The, 10.000%, 07/15/17	5,000	5,675
		18,696
Energy: 0.2%
ConocoPhillips Holding Co., 6.950%, 04/15/29	5,000	6,878
MidAmerican Energy Co., 6.750%, 12/30/31	6,000	7,963
Newfield Exploration Co., 7.125%, 05/15/18	3,000	3,191
		18,032
Financials: 1.2%
Bank of America Corp., 5.650%, 05/01/18	5,000	5,353

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Financials, continued
Citigroup, Inc., 6.125%, 11/21/17	$5,000	$5,546
ERP Operating LP, 7. 125%, 10/15/17	5,000	5,904
Federal Realty Investment Trust, REIT, 5.650%, 06/01/16	3,000	3,310
Ford Motor Credit Co., LLC, 7.000%, 04/15/15	5,000	5,569
International Finance Corp., 2.250%, 04/28/14	10,000	10,319
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	25,000	25,431
JPMorgan Chase & Co., 4.625%, 05/10/21	5,000	5,360
Kemper Corp., 6.000%, 11/30/15	3,000	3,147
Markel Corp., 6.800%, 02/15/13	10,000	10,309
NASDAQ OMX Group, 4.000%, 01/15/15	6,000	6,207
Progressive Corp., The, 6.700%, 06/15/37	5,000	5,205
ProLogis LP, 6.125%, 12/01/16	10,000	11,216
State Street Corp., 7.350%, 06/15/26	10,000	12,765
Wells Fargo & Co., 3.500%, 03/08/22	3,000	3,094
Willis North America, Inc., 5.625%, 07/15/15	10,000	10,858
		129,593
Health Care: 0.2%
DENTSPLY International, Inc., 2.750%, 08/15/16	4,000	4,071
Howard Hughes Medical, Inc., 3.450%, 09/01/14	10,000	10,623
McKesson Corp., 6.000%, 03/01/41	4,000	5,289
		19,983
Industrials: 0.2%
GATX Corp., 9.000%, 11/15/13	8,065	8,788
Kennametal, Inc. 3.875, 02/15/22	5,000	5,155

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Schedule of Investments (Unaudited), continued

ESG Managers® Growth Portfolio, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Industrials, continued
Owens Corning, Inc., 6.500%, 12/01/16	$5,000	$5,565
Verisk Analytics, Inc., 5.800%, 05/01/21	5,000	5,590
		25,098
Information Technology: 0.1%
Analog Devices, Inc., 5.000%, 07/01/14	5,000	5,409
KLA-Tencor Corp., 6.900%, 05/01/18	6,000	7,175
		12,584
Materials: 0.1%
Domtar Corp., 9.500%, 08/01/16	5,000	5,971
Utilities: 0.1%
American Water Capital Corp., 6.085%, 10/15/17	7,000	8,205
CMS Energy Corp., 4.250%, 09/30/15	6,000	6,268
		14,473
TOTAL CORPORATE BONDS
(Cost $230,060)		244,430
U.S. GOVERNMENT AGENCY BONDS: 1.0%
Federal Home Loan Bank System (Agency): 0.2%
5.000%, 11/17/17	15,000	18,134
Freddie Mac (Agency): 0.3%
3.750%, 03/27/19	23,000	26,606
2.375%, 01/13/22	4,000	4,114
		30,720
Fannie Mae (Agency): 0.5%
1.625%, 10/26/15	22,000	22,806
5.375%, 07/15/16	12,000	14,195
6.625%, 11/15/30	8,000	12,174
5.625%, 07/15/37	2,000	2,868
		52,043
TOTAL U.S. GOVERNMENT AGENCY BONDS
(Cost $95,896)		100,897

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
GOVERNMENT BONDS: 0.2%
AID-Egypt, 4.450%, 09/15/15	$10,000	$11,205
U.S. Dept of Housing & Urban Development,
1.800%, 08/01/14	10,000	10,291
TOTAL GOVERNMENT BONDS
(Cost $20,754)		21,497
U.S. TREASURY NOTES: 2.8%
0.625%, 04/15/13 (TIPS)	8,708	8,727
1.875%, 07/15/13 (TIPS)	18,789	19,253
0.125%, 08/31/13	80,000	79,878
1.250%, 04/15/14 (TIPS)	13,045	13,476
1.625%, 01/15/15 (TIPS)	3,615	3,843
0.500%, 04/15/15 (TIPS)	3,185	3,309
0.125%, 04/15/16 (TIPS)	21,888	22,796
1.375%, 07/15/18 (TIPS)	6,401	7,314
1.375%, 01/15/20 (TIPS)	8,511	9,906
2.125%, 08/15/21	80,000	84,100
2.375%, 01/15/25 (TIPS)	3,662	4,831
1.750%, 01/15/28 (TIPS)	27,454	34,466
3.375%, 04/15/32 (TIPS)	6,481	10,464
TOTAL U.S. TREASURY NOTES
(Cost $284,929)		302,363
MORTGAGE-BACKED SECURITIES: 2.5%
Ginnie Mae (Mortgage-Backed): 1.1%
2.021%, 10/16/50	110,846	111,653
Freddie Mac (Mortgage-Backed): 0.6%
5.000%, 06/01/39	15,680	16,858
4.500%, 07/01/39	11,503	12,293
4.500%, 11/01/39	10,103	10,797
4.500%, 09/01/40	12,907	13,811
4.000%, 10/01/41	10,741	11,423
		65,182
Fannie Mae (Mortgage-Backed): 0.5%
4.000%, 01/01/41	8,336	8,889
3.500%, 02/01/41	8,869	9,334
4.000%, 12/01/41	9,401	10,028
6.040%, 07/01/13	9,322	9,343
4.000%, 03/01/26	14,352	15,286
		52,880

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Schedule of Investments (Unaudited), continued

ESG Managers® Growth Portfolio, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
MORTGAGE-BACKED SECURITIES, continued
Commercial Mortgage-Backed: 0.3%
Ally Auto Receivables Trust, 1.110%, 01/15/15	$11,643	$11,690
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	10,000	10,103
LB-UBS Commercial Mortgage Trust, 4.559%, 09/15/27	9,799	9,837
		31,630
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $258,050)		261,345
TOTAL BONDS
(Cost $889,689)		930,532
REPURCHASE AGREEMENT: 0.9%
State Street Repo, 0.010%, 07/02/12 (collateralized by United States Treasury Note, 2.625%, due 12/31/14, Principal amount $100,000; market value $106,875)
TOTAL REPURCHASE AGREEMENT
(Cost $100,000)	100,000	100,000
TOTAL INVESTMENTS: 98.9%
(Cost $9,976,686)		10,486,435
OTHER ASSETS AND LIABILITIES—
(Net): 1.1%		114,283
Net Assets: 100.0%		$10,600,718

(a)  Non-income producing security

(b)  Institutional Class shares

(c)  Investor Class share

ADR  American Depository Receipt

LP  Limited Partnership

REIT  Real Estate Investment Trust

TIPS  Treasury Inflation Protected Securities

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Schedule of Investments (Unaudited), continued

ESG Managers® Moderate Portfolio

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
STOCKS: 43.7%
COMMON STOCKS: 43.7%
Consumer Discretionary: 4.8%
Accor SA	73	$2,288
Arbitron, Inc.	390	13,650
BorgWarner, Inc. (a)	26	1,705
Comcast Corp., Class A	31	991
Comcast Corp., Special, Class A	882	27,695
Darden Restaurants, Inc.	20	1,013
DeVry, Inc.	635	19,666
DISH Network Corp., Class A	783	22,355
Electrolux AB, Series B	122	2,428
Ford Motor Co.	16	153
GameStop Corp., Class A	28	514
Gannett Co, Inc.	1,820	26,809
Gentex Corp.	90	1,878
Hanesbrands, Inc. (a)	514	14,253
Hennes & Mauritz AB, B Shares	94	3,374
Home Depot, Inc.	431	22,839
International Game Technology	1,405	22,129
International Speedway Corp., Class A	325	8,509
Interpublic Group of Cos., Inc., The	1,770	19,205
Johnson Controls, Inc.	593	16,432
Macy's, Inc.	25	859
Madison Square Garden Company, The, Class A (a)	305	11,419
McDonald's Corp.	121	10,712
Meredith Corp.	370	11,818
Mohawk Industries, Inc. (a)	220	15,363
Newell Rubbermaid, Inc.	800	14,512
News Corp., Class A	1,479	32,967
NIKE, Inc., Class B	147	12,904
Nordstrom, Inc.	170	8,447
PulteGroup, Inc. (a)	2,040	21,828
Royal Caribbean Cruises, Ltd.	585	15,228
Scripps Networks Interactive, Class A	871	49,525
SES SA	567	13,406
Shaw Communications, Inc., Class B	1,165	22,030
Skullcandy, Inc. (a)	42	594
Sotheby's	190	6,338
Staples, Inc.	223	2,910
Target Corp.	1,533	89,205
Time Warner Cable, Inc.	420	34,482
Time Warner, Inc.	946	36,421
Toll Brothers, Inc. (a)	425	12,635
Washington Post Co., The, Class B	33	12,336

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCKS, continued
Consumer Discretionary, continued
WMS Industries, Inc. (a)	635	$12,667
		676,492
Consumer Staples: 4.5%
Coca-Cola Co., The	246	19,235
Cosan, Ltd., Class A	162	2,056
CVS Caremark Corp.	1,469	68,646
Danone	53	3,294
Diageo PLC	7	180
Energizer Holdings, Inc. (a)	65	4,891
HJ Heinz Co.	399	21,698
Ingredion, Inc.	87	4,308
JM Smucker Co., The	554	41,838
Kellogg Co.	428	21,113
Kimberly-Clark Corp.	287	24,042
L'Oreal SA	28	3,276
McCormick & Co., Inc.	1,424	86,366
Natura Cosmeticos SA	113	2,644
PepsiCo, Inc.	1,156	81,683
Procter & Gamble Co., The	1,635	100,144
Safeway, Inc.	543	9,855
Sysco Corp.	1,637	48,799
Tesco PLC	648	3,149
Unilever NV (Netherlands)	73	2,439
Unilever NV	1,463	48,791
United Natural Foods, Inc. (a)	92	5,047
Walgreen Co.	700	20,706
WD-40 Co.	285	14,196
		638,396
Energy: 4.8%
Apache Corp.	137	12,041
Baker Hughes, Inc.	98	4,028
BG Group PLC, ADR	2,616	53,733
Canadian Natural Resources, Ltd.	30	806
Cimarex Energy Co.	658	36,269
ConocoPhillips	428	23,917
Contango Oil & Gas Co. (a)	300	17,760
Energen Corp.	605	27,304
Energy XXI Bermuda, Ltd.	335	10,482
Ensco PLC, Class A, ADR	111	5,214
EQT Corp.	100	5,363
Kinder Morgan Management LLC	1,188	87,223
Newfield Exploration Co. (a)	1,553	45,518
Noble Corp. (a)	570	18,542
Noble Energy, Inc.	416	35,285
Pembina Pipeline Corp.	504	12,907
Penn West Petroleum, Ltd.	44	590
Petroleo Brasileiro SA, ADR	287	5,387

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Schedule of Investments (Unaudited), continued

ESG Managers® Moderate Portfolio, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCKS, continued
Energy, continued
Plains Exploration & Production Co. (a)	390	$13,720
Rosetta Resources, Inc. (a)	43	1,576
Royal Dutch Shell PLC, ADR	430	28,995
Sasol Ltd., ADR	23	976
Seadrill, Ltd.	1,046	37,154
Spectra Energy Corp.	1,588	46,147
Statoil ASA, ADR	1,371	32,712
Suncor Energy, Inc.	456	13,201
Total SA, ADR	522	23,464
W&T Offshore, Inc.	1,865	28,535
Weatherford International, Ltd. (a)	1,052	13,287
Williams Cos., Inc., The	1,350	38,906
		681,042
Financials: 6.4%
American Express Co.	900	52,389
American Tower Corp., REIT	126	8,809
Artio Global Investors, Inc.	1,150	4,025
Banco Bradesco SA, ADR	219	3,257
Bank of Montreal	248	13,704
Bank of New York Mellon Corp., The	411	9,021
BlackRock, Inc.	154	26,152
Capital One Financial Corp.	282	15,414
CapitaLand, Ltd.	622	1,341
CBRE Group, Inc., Class A (a)	950	15,542
Charles Schwab Corp., The	4,651	60,137
Cincinnati Financial Corp.	693	26,383
City National Corp.	170	8,259
CME Group, Inc.	159	42,629
Digital Realty Trust, Inc., REIT	403	30,253
First American Financial Corp.	2,095	35,531
First Horizon National Corp.	2,120	18,338
HCP, Inc., REIT	578	25,519
Hospitality Properties Trust, REIT	1,186	29,377
IntercontinentalExchange, Inc. (a)	184	25,020
Janus Capital Group, Inc.	3,030	23,695
Jones Lang LaSalle, Inc.	240	16,889
JPMorgan Chase & Co.	1,118	39,946
KKR & Co., LP	1,135	14,630
Lazard, Ltd., Class A	1,824	47,406
Loews Corp.	401	16,405
Marsh & McLennan Cos., Inc.	618	19,918
MetLife, Inc.	510	15,734
Och-Ziff Capital Mgmt. Group, LP, Class A	73	553
Pinnacle Financial Partners, Inc. (a)	725	14,145
Plum Creek Timber Co., Inc., REIT	34	1,350
Progressive Corp., The	3,112	64,823
Royal Bank of Canada (Canadian)	45	2,305

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCKS, continued
Financials, continued
SEI Investments Co.	1,604	$31,904
State Street Corp.	614	27,409
Travelers Cos., Inc., The	341	21,769
U.S. Bancorp	1,249	40,168
Unibail-Rodamco SE, REIT	14	2,579
Valley National Bancorp	1,248	13,229
Wells Fargo & Co.	1,339	44,776
		910,733
Health Care: 5.5%
Abbott Laboratories	916	59,055
Amgen, Inc.	47	3,433
Baxter International, Inc.	113	6,006
Becton Dickinson & Co.	619	46,270
Bio-Rad Laboratories, Inc., Class A (a)	215	21,502
Charles River Laboratories Intl., Inc. (a)	615	20,147
Covidien PLC	831	44,459
Eli Lilly & Co.	545	23,386
Furiex Pharmaceutical, Inc. (a)	230	4,819
Genomic Health, Inc. (a)	80	2,672
Gilead Sciences, Inc. (a)	1,080	55,382
GlaxoSmithKline PLC, ADR	782	35,636
Hospira, Inc. (a)	335	11,718
InterMune, Inc. (a)	420	5,019
Johnson & Johnson	803	54,251
Life Technologies Corp. (a)	65	2,924
Merck & Co., Inc.	1,487	62,082
Novartis AG	130	7,268
Novartis AG, ADR	624	34,882
Novo Nordisk A/S, B Shares	93	13,488
Patterson Cos., Inc.	515	17,752
Pfizer, Inc.	1,644	37,812
Quest Diagnostics, Inc.	41	2,456
Roche Holding AG	84	14,510
Roche Holding AG, ADR	976	42,183
Sirona Dental Systems, Inc. (a)	85	3,826
Smith & Nephew PLC	243	2,431
St. Jude Medical, Inc.	31	1,237
Symmetry Medical, Inc. (a)	1,010	8,666
Teleflex, Inc.	990	60,301
Valeant Pharmaceuticals International (a)	445	19,932
VCA Antech, Inc. (a)	820	18,024
Waters Corp. (a)	53	4,212
WellPoint, Inc.	185	11,800
Zimmer Holdings, Inc.	250	16,089
		775,630

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Schedule of Investments (Unaudited), continued

ESG Managers® Moderate Portfolio, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCKS, continued
Industrials: 5.0%
3M Co.	487	$43,635
ABB, Ltd. (a)	122	1,992
ABB, Ltd., ADR (a)	2	33
Ameresco, Inc., Class A (a)	184	2,195
Atlas Copco AB, A Shares	195	4,197
Bombardier, Inc., Class B	140	553
Brady Corp., Class A	415	11,417
Canadian Pacific Railway, Ltd.	36	2,642
Cummins, Inc.	40	3,876
Danaher Corp.	1,719	89,526
Deere & Co.	153	12,373
Dun & Bradstreet Corp.	245	17,437
East Japan Railway Co.	56	3,516
Eaton Corp.	92	3,646
Emerson Electric Co.	549	25,572
Expeditors International of Washington, Inc.	87	3,371
FedEx Corp.	24	2,199
Generac Holdings, Inc.	81	1,949
General Electric Co.	3,438	71,648
Genesee & Wyoming, Inc., Class A (a)	2	106
Herman Miller, Inc.	1,064	19,705
Honeywell International, Inc.	479	26,747
ICF International, Inc. (a)	586	13,970
IDEX Corp.	290	11,304
Illinois Tool Works, Inc.	399	21,103
Insperity, Inc.	615	16,636
Interface, Inc., Class A	800	10,904
Iron Mountain, Inc.	1,110	36,586
Masco Corp.	86	1,193
Mitsubishi Electric Corp.	283	2,368
MTR Corp. Ltd.	638	2,190
Nordson Corp.	64	3,283
Pall Corp.	625	34,256
Pentair, Inc.	299	11,446
Quanta Services, Inc. (a)	81	1,950
Royal Philips	113	2,223
Royal Philips (Netherlands)	16	315
RR Donnelley & Sons, Co.	1,651	19,432
Schneider Electric SA	49	2,724
Siemens AG	28	2,353
Simpson Manufacturing Co., Inc.	450	13,280
Skanska AB, B Shares	71	1,088
SKF AB, B Shares	173	3,410
Snap-on, Inc.	95	5,914
Stanley Black & Decker, Inc.	132	8,496
Stericycle, Inc. (a)	10	917

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCKS, continued
Industrials, continued
Tennant Co.	65	$2,597
Timken Co.	58	2,656
United Parcel Service, Inc., Class B	417	32,843
Verisk Analytics, Inc., Class A (a)	255	12,561
Waste Management, Inc.	1,664	55,577
Watsco, Inc.	13	958
WW Grainger, Inc.	130	24,860
Xylem, Inc.	57	1,434
		709,162
Information Technology: 7.0%
Accenture PLC, Class A	255	15,323
Adobe Systems, Inc. (a)	93	3,010
Altera Corp.	1,613	54,584
Anixter International, Inc.	334	17,719
Apple, Inc. (a)	24	14,016
Applied Materials, Inc.	3,868	44,327
Autodesk, Inc. (a)	130	4,549
Brocade Communications Systems, Inc. (a)	2,810	13,853
CA, Inc.	924	25,031
Ceragon Networks, Ltd. (a)	1,450	12,427
Checkpoint Systems, Inc. (a)	890	7,752
Ciena Corp. (a)	1,235	20,217
Cisco Systems, Inc.	243	4,172
Clicksoftware Technologies, Ltd.	920	7,443
Cognizant Technology Solutions, Class A (a)	22	1,320
Corning, Inc.	162	2,095
Cree, Inc. (a)	73	1,874
DragonWave, Inc. (a)	1,445	5,260
eBay, Inc. (a)	105	4,411
EMC Corp. (a)	316	8,099
Ericsson, B Shares	486	4,447
EZchip Semiconductor, Ltd. (a)	445	17,818
Fair Isaac Corp.	410	17,335
Finisar Corp. (a)	1,450	21,692
Google, Inc., Class A (a)	182	105,573
Harmonic, Inc. (a)	3,420	14,569
Hewlett-Packard Co.	412	8,285
IBM	194	37,943
Intel Corp.	1,615	43,040
InterDigital, Inc.	21	620
Intuit, Inc.	129	7,656
Itron, Inc. (a)	45	1,856
Juniper Networks, Inc. (a)	44	718
MasterCard, Inc., Class A	122	52,473
Maxim Integrated Products, Inc.	832	21,332
Mentor Graphics Corp. (a)	820	12,300

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Schedule of Investments (Unaudited), continued

ESG Managers® Moderate Portfolio, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCKS, continued
Information Technology, continued
Microchip Technology, Inc.	792	$26,199
Micron Technology, Inc. (a)	91	574
Microsoft Corp.	592	18,109
Motorola Solutions, Inc.	840	40,412
National Instruments Corp.	1,465	39,350
NetApp, Inc. (a)	114	3,627
Oracle Corp.	56	1,663
Paychex, Inc.	1,025	32,195
PMC - Sierra, Inc. (a)	2,255	13,846
Qualcomm, Inc.	517	28,787
Riverbed Technology, Inc. (a)	830	13,405
Solarworld AG	315	553
Taiwan Semiconductor Manu. Co., Ltd., ADR	67	935
TE Connectivity, Ltd.	521	16,625
Teradata Corp. (a)	12	864
Texas Instruments, Inc.	1,896	54,396
VeriSign, Inc. (a)	770	33,549
Websense, Inc. (a)	105	1,967
Xerox Corp	1,884	14,827
		977,022
Materials: 1.8%
Air Liquide SA	18	2,058
Air Products & Chemicals, Inc.	237	19,133
Calgon Carbon Corp. (a)	920	13,082
Compass Minerals International	445	33,945
Crown Holdings, Inc. (a)	490	16,900
Ecolab, Inc.	506	34,676
International Paper Co.	766	22,145
MeadWestvaco Corp.	720	20,700
Molycorp, Inc. (a)	5	108
Novozymes A/S, ADR	378	9,752
Novozymes A/S, B Shares	190	4,927
Nucor Corp.	113	4,283
Potash Corp. of Saskatchewan, Inc.	33	1,442
Praxair, Inc.	436	47,406
Rio Tinto PLC, ADR	56	2,677
Schnitzer Steel Industries, Inc., Class A	49	1,373
Svenska Cellulosa AB, B Shares	277	4,156
Syngenta AG, ADR	51	3,490
Teijin, Ltd.	565	1,720
Umicore SA	64	2,959
Vale SA, ADR	29	577
		247,509
Telecommunication Services: 1.2%
America Movil SAB de CV, Series L, ADR	190	4,951

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCKS, continued
Telecommunication Services, continued
AT&T, Inc.	1,415	$50,459
BCE, Inc.	314	12,937
CenturyLink, Inc.	387	15,283
China Mobile, Ltd.	365	4,012
Portugal Telecom SGPS SA	119	521
Telefonica SA	415	5,463
Verizon Communications, Inc.	396	17,598
Vodafone Group PLC, ADR	1,532	43,172
Windstream Corp.	1,799	17,378
		171,774
Utilities: 2.7%
AGL Resources, Inc.	570	22,088
American Water Works Co., Inc.	1,291	44,255
CenterPoint Energy, Inc.	56	1,158
Enel Green Power SpA	810	1,284
Hyflux, Ltd.	1,230	1,317
ITC Holdings Corp.	24	1,654
MDU Resources Group, Inc.	1,290	27,877
National Grid PLC	324	3,434
National Grid PLC, ADR	578	30,628
NiSource, Inc.	2,601	64,375
Northeast Utilities	330	12,807
Northwest Natural Gas Co.	380	18,088
ONEOK, Inc.	1,414	59,826
Ormat Technologies, Inc.	138	2,952
Portland General Electric Co.	78	2,079
Questar Corp.	2,604	54,319
Red Electrica Corp. SA	81	3,535
SABESP, ADR	16	1,214
Sempra Energy	389	26,794
SSE PLC	162	3,534
Xcel Energy, Inc.	15	426
		383,644
TOTAL COMMON STOCKS
(Cost $5,678,013)		6,171,404
PREFERRED STOCK: 0.0%
Consumer Staples: 0.0%
Henkel AG & Co KGaA	49	3,256
TOTAL PREFERRED STOCK
(Cost $3,068)		3,256
TOTAL STOCKS
(Cost $5,681,081)		6,174,660

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Schedule of Investments (Unaudited), continued

ESG Managers® Moderate Portfolio, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
AFFILIATED INVESTMENT COMPANIES: 21.1%
Pax MSCI EAFE ESG Index ETF	8,430	$182,670
Pax MSCI North America ESG Index ETF	45,359	1,284,794
Pax World Balanced Fund (b)	20,260	459,903
Pax World Global Green Fund (b)	27,425	242,439
Pax World High Yield Bond Fund (b)	60,492	442,195
Pax World International Fund (b)	50,709	375,754
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,027,095)		2,987,755
NON-AFFILIATED INVESTMENT COMPANIES: 12.1%
Access Capital Community Investment Fund (b)	75,936	736,577
CRA Qualified Investment Fund (b)	57,537	643,834
Schroder Emerging Market Equity Fund (c)	27,268	331,030
TOTAL NON-AFFILIATED INVESTMENT COMPANIES
(Cost $1,732,817)		1,711,441
BONDS: 21.2%
CORPORATE BONDS: 6.0%
Consumer Discretionary: 0.4%
Advance Auto Parts, Inc., 4.500%, 01/15/22	$10,000	10,491
BorgWarner, Inc., 5.750%, 11/01/16	20,000	22,782
Ethan Allen Global, Inc., 5.375%, 10/01/15	11,000	11,144
Interpublic Group of Cos., Inc., The, 10.000%, 07/15/17	15,000	17,025
		61,442
Energy: 0.6%
ConocoPhillips Holding Co., 6.950%, 04/15/29	25,000	34,390
MidAmerican Energy Co., 6.750%, 12/30/31	30,000	39,813
Newfield Exploration Co., 7.125%, 05/15/18	11,000	11,702
		85,904

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Financials: 3.0%
Bank of America Corp., 5.650%, 05/01/18	$15,000	$16,059
Citigroup, Inc., 6.125%, 11/21/17	15,000	16,638
ERP Operating, LP, 7 0.125%, 10/15/17	20,000	23,617
Federal Realty Investment Trust, REIT, 5.650%, 06/01/16	12,000	13,240
Ford Motor Credit Co., LLC, 7.000%, 04/15/15	15,000	16,708
International Finance Corp., 2.250%, 04/28/14	35,000	36,115
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	75,000	76,293
JPMorgan Chase & Co., 4.625%, 05/10/21	15,000	16,079
Kemper Corp., 6.000%, 11/30/15	11,000	11,540
Markel Corp., 6.800%, 02/15/13	30,000	30,926
NASDAQ OMX Group, 4.000%, 01/15/15	24,000	24,829
Progressive Corp., The, 6.700%, 06/15/37	25,000	26,027
ProLogis, LP, 6.125%, 12/01/16	30,000	33,649
State Street Corp., 7.350%, 06/15/26	20,000	25,531
Wells Fargo & Co., 3.500%, 03/08/22	10,000	10,311
Willis North America, Inc., 5.625%, 07/15/15	30,000	32,571
		410,133
Health Care: 0.5%
DENTSPLY International, Inc., 2.750%, 08/15/16	12,000	12,212
Howard Hughes Medical, Inc., 3.450%, 09/01/14	45,000	47,801
McKesson Corp., 6.000%, 03/01/41	11,000	14,544
		74,557
Industrials: 0.6%
GATX Corp., 9.000%, 11/15/13	28,227	30,757

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Schedule of Investments (Unaudited), continued

ESG Managers® Moderate Portfolio, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Industrials, continued
Kennametal, Inc., 3.875%, 02/15/22	$10,000	$10,309
Owens Corning, Inc., 6.500%, 12/01/16	18,000	20,034
Verisk Analytics, Inc., 5.800%, 05/01/21	18,000	20,125
		81,225
Information Technology: 0.4%
Analog Devices, Inc., 5.000%, 07/01/14	25,000	27,046
KLA-Tencor Corp., 6.900%, 05/01/18	22,000	26,310
		53,356
Materials: 0.1%
Domtar Corp., 9.500%, 08/01/16	16,000	19,106
Utilities: 0.5%
American Water Capital Corp., 6.085%, 10/15/17	25,000	29,302
CMS Energy Corp., 4.250%, 09/30/15	22,000	22,983
		52,285
TOTAL CORPORATE BONDS
(Cost $788,118)		838,008
U.S. GOVERNMENT AGENCY BONDS: 2.1%
Federal Home Loan Bank System (Agency): 0.4%
5.000%, 11/17/17	50,000	60,448
Freddie Mac (Agency): 0.9%
3.750%, 03/27/19	86,000	99,483
2.375%, 01/13/22	23,000	23,654
		123,137
Fannie Mae (Agency): 0.8%
4.375%, 10/15/15	30,000	33,699
1.625%, 10/26/15	7,000	7,257
5.375%, 07/15/16	5,000	5,915
6.625%, 11/15/30	36,000	54,784
5.625%, 07/15/37	8,000	11,471
		113,126
TOTAL U.S. GOVERNMENT AGENCY BONDS
(Cost $279,115)		296,711

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
GOVERNMENT BONDS: 0.5%
AID-Egypt, 4.450%, 09/15/15	$35,000	$39,219
U.S. Dept of Housing & Urban Development, 1.800%, 08/01/14	25,000	25,730
TOTAL GOVERNMENT BONDS
(Cost $62,639)		64,949
MUNICIPAL BONDS: 1.3%
Commonwealth Financing Authority Pennsylvania, 4.860%, 06/01/18	50,000	57,297
Kirkwood Community College Iowa, 2.500%, 06/01/17	120,000	128,298
TOTAL MUNICIPAL BONDS
(Cost $169,969)		185,595
U.S. TREASURY NOTES: 5.3%
0.625%, 04/15/13 (TIPS)	32,654	32,727
1.875%, 07/15/13 (TIPS)	46,347	47,491
0.125%, 08/31/13	100,000	99,848
2.000%, 07/15/14 (TIPS)	46,379	49,173
1.625%, 01/15/15 (TIPS)	8,434	8,968
0.500%, 04/15/15 (TIPS)	121,022	125,731
1.375%, 07/15/18 (TIPS)	65,080	74,359
1.375%, 01/15/20 (TIPS)	47,875	55,722
2.125%, 08/15/21	101,000	106,176
2.375%, 01/15/25 (TIPS)	4,882	6,442
2.375%, 01/15/27 (TIPS)	14,831	19,938
1.750%, 01/15/28 (TIPS)	76,872	96,504
3.375%, 04/15/32 (TIPS)	16,850	27,206
TOTAL U.S. TREASURY NOTES
(Cost $690,897)		750,285
MORTGAGE-BACKED SECURITIES: 6.0%
Ginnie Mae (Mortgage-Backed): 1.8%
3.459%, 05/16/36	125,000	134,259
4.500%, 08/20/41	109,882	120,984
		255,243
Freddie Mac (Mortgage-Backed): 2.3%
5.000%, 07/15/37	60,671	65,154
5.000%, 06/01/39	49,654	53,384
4.500%, 07/01/39	44,799	47,880

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Schedule of Investments (Unaudited), continued

ESG Managers® Moderate Portfolio, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
MORTGAGE-BACKED SECURITIES, continued
Freddie Mac (Mortgage-Backed), continued
4.500%, 11/01/39	$36,482	$38,991
4.500%, 09/01/40	48,402	51,791
4.000%, 10/01/41	61,762	65,683
		322,883
Fannie Mae (Mortgage-Backed): 1.0%
6.040%, 07/01/13	18,645	18,687
4.000%, 03/01/26	35,880	38,214
4.000%, 01/01/41	29,177	31,111
3.500%, 02/01/41	31,040	32,669
4.000%, 12/01/41	23,504	25,070
		145,751
Commercial Mortgage-Backed: 0.9%
Ally Auto Receivables Trust, 1.110%, 01/15/15	38,810	38,965
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	45,000	45,463
JP Morgan Chase Commercial Mtg Sec Corp., 5.134%, 05/15/47	10,422	10,919
LB-UBS Commercial Mortgage Trust, 4.559%, 09/15/27	34,297	34,430
		129,777
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $829,645)		853,654
TOTAL BONDS
(Cost: $2,820,383)		2,989,202
TOTAL INVESTMENTS: 98.1%
(Cost $13,261,376)		13,863,058
OTHER ASSETS AND LIABILITIES—
(Net): 1.9%		268,544
Net Assets: 100.0%		$14,131,602

(a)  Non-income producing security

(b)  Institutional Class shares

(c)  Investor Class shares

ADR  American Depository Receipt

LP  Limited Partnership

REIT  Real Estate Investment Trust

TIPS  Treasury Inflation Protected Securities

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Schedule of Investments (Unaudited), continued

ESG Managers® Conservative Portfolio

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
STOCKS: 23.4%
COMMON STOCKS: 23.4%
Consumer Discretionary: 2.5%
Accor SA	18	$564
Arbitron, Inc.	70	2,450
Comcast Corp., Special, Class A	233	7,316
DeVry, Inc.	160	4,955
DISH Network Corp., Class A	215	6,138
Electrolux AB, Series B	31	617
Gannett Co, Inc.	465	6,849
Gentex Corp.	10	209
Hanesbrands, Inc. (a)	85	2,357
Hennes & Mauritz AB, B Shares	18	646
Home Depot, Inc.	115	6,094
International Game Technology	360	5,670
International Speedway Corp., Class A	75	1,964
Interpublic Group of Cos., Inc., The	450	4,883
Johnson Controls, Inc.	146	4,046
Madison Square Garden Company, The, Class A (a)	80	2,995
McDonald's Corp.	32	2,833
Meredith Corp.	90	2,875
Mohawk Industries, Inc. (a)	55	3,841
Newell Rubbermaid, Inc.	205	3,719
News Corp., Class A	495	11,034
NIKE, Inc., Class B	42	3,687
Nordstrom, Inc.	45	2,236
PulteGroup, Inc. (a)	350	3,745
Royal Caribbean Cruises, Ltd.	155	4,035
Scripps Networks Interactive, Class A	229	13,021
SES SA	162	3,830
Shaw Communications, Inc., Class B	310	5,862
Sotheby's	50	1,668
Staples, Inc.	56	731
Target Corp.	402	23,392
Time Warner Cable, Inc.	110	9,031
Time Warner, Inc.	241	9,279
Toll Brothers, Inc. (a)	75	2,229
Washington Post Co., The, Class B	8	2,990
WMS Industries, Inc. (a)	160	3,191
		170,982
Consumer Staples: 2.5%
Coca-Cola Co., The	65	5,082
Cosan, Ltd., Class A	41	520
CVS Caremark Corp.	396	18,505

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCKS, continued
Consumer Staples, continued
Danone	13	$808
Energizer Holdings, Inc. (a)	20	1,505
HJ Heinz Co.	128	6,961
JM Smucker Co., The	143	10,799
Kellogg Co.	110	5,426
Kimberly-Clark Corp.	76	6,367
L'Oreal SA	7	819
McCormick & Co., Inc.	386	23,411
Natura Cosmeticos SA	20	468
PepsiCo, Inc.	298	21,057
Procter & Gamble Co., The	418	25,603
Safeway, Inc.	145	2,632
Sysco Corp.	438	13,057
Tesco PLC	163	792
Unilever NV (Netherlands)	18	601
Unilever NV	385	12,840
United Natural Foods, Inc. (a)	23	1,262
Walgreen Co.	175	5,176
WD-40 Co.	80	3,984
		167,675
Energy: 2.7%
Apache Corp.	38	3,340
BG Group PLC, ADR	689	14,152
Cimarex Energy Co.	174	9,591
ConocoPhillips	115	6,426
Contango Oil & Gas Co. (a)	75	4,440
Energen Corp.	155	6,995
Energy XXI Bermuda, Ltd.	60	1,877
Kinder Morgan Management LLC	380	27,900
Newfield Exploration Co. (a)	420	12,310
Noble Corp. (a)	157	5,107
Noble Energy, Inc.	104	8,821
Pembina Pipeline Corp.	162	4,149
Petroleo Brasileiro SA, ADR	77	1,445
Plains Exploration & Production Co. (a)	100	3,518
Royal Dutch Shell PLC, ADR	110	7,417
Seadrill, Ltd.	334	11,864
Spectra Energy Corp.	490	14,239
Statoil ASA, ADR	392	9,353
Suncor Energy, Inc.	98	2,837
Total SA, ADR	167	7,507
W&T Offshore, Inc.	365	5,585
Weatherford International, Ltd. (a)	275	3,473
Williams Cos., Inc., The	431	12,422
		184,768

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Schedule of Investments (Unaudited), continued

ESG Managers® Conservative Portfolio, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCKS, continued
Financials: 3.5%
American Express Co.	251	$14,611
Artio Global Investors, Inc.	220	770
Banco Bradesco SA, ADR	55	818
Bank of Montreal	79	4,366
Bank of New York Mellon Corp., The	94	2,063
BlackRock, Inc.	36	6,114
Capital One Financial Corp.	75	4,100
CapitaLand, Ltd.	201	433
CBRE Group, Inc., Class A (a)	245	4,008
Charles Schwab Corp., The	1,203	15,555
Cincinnati Financial Corp.	221	8,413
City National Corp.	50	2,429
CME Group, Inc.	46	12,333
Digital Realty Trust, Inc., REIT	122	9,159
First American Financial Corp.	455	7,717
First Horizon National Corp.	360	3,114
HCP, Inc., REIT	185	8,168
Hospitality Properties Trust, REIT	369	9,140
IntercontinentalExchange, Inc. (a)	49	6,663
Janus Capital Group, Inc.	775	6,061
Jones Lang LaSalle, Inc.	60	4,222
JPMorgan Chase & Co.	277	9,897
KKR & Co., LP	285	3,674
Lazard, Ltd., Class A	469	12,189
Loews Corp.	104	4,255
Marsh & McLennan Cos., Inc.	163	5,253
MetLife, Inc.	134	4,134
Pinnacle Financial Partners, Inc. (a)	125	2,439
Progressive Corp., The	823	17,143
Royal Bank of Canada (Canadian)	11	564
SEI Investments Co.	396	7,876
State Street Corp.	154	6,875
Travelers Cos., Inc., The	90	5,746
U.S. Bancorp	325	10,452
Unibail-Rodamco SE, REIT	3	552
Valley National Bancorp	399	4,228
Wells Fargo & Co.	353	11,804
		237,338
Health Care: 3.0%
Abbott Laboratories	293	18,890
Baxter International, Inc.	28	1,488
Becton Dickinson & Co.	146	10,914
Bio-Rad Laboratories, Inc., Class A (a)	50	5,001
Charles River Laboratories Intl., Inc. (a)	155	5,078
Covidien PLC	222	11,877
Eli Lilly & Co.	174	7,466

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCKS, continued
Health Care, continued
Furiex Pharmaceutical, Inc. (a)	40	$838
Genomic Health, Inc. (a)	15	501
Gilead Sciences, Inc. (a)	290	14,871
GlaxoSmithKline PLC, ADR	250	11,393
Hospira, Inc. (a)	84	2,938
InterMune, Inc. (a)	65	777
Johnson & Johnson	240	16,214
Life Technologies Corp. (a)	16	720
Merck & Co., Inc.	439	18,328
Novartis AG	33	1,845
Novartis AG, ADR	154	8,609
Novo Nordisk A/S, B Shares	23	3,336
Patterson Cos., Inc.	140	4,826
Pfizer, Inc.	475	10,925
Quest Diagnostics, Inc.	10	599
Roche Holding AG	16	2,764
Roche Holding AG, ADR	257	11,108
Sirona Dental Systems, Inc. (a)	15	675
Smith & Nephew PLC	61	610
Symmetry Medical, Inc. (a)	260	2,231
Teleflex, Inc.	245	14,923
Valeant Pharmaceuticals International (a)	115	5,151
VCA Antech, Inc. (a)	140	3,077
Waters Corp. (a)	13	1,033
WellPoint, Inc.	50	3,189
Zimmer Holdings, Inc.	65	4,182
		206,377
Industrials: 2.6%
3M Co.	127	11,379
ABB, Ltd. (a)	31	506
Ameresco, Inc., Class A (a)	46	549
Atlas Copco AB, A Shares	49	1,055
Brady Corp., Class A	105	2,889
Canadian Pacific Railway, Ltd.	9	661
Danaher Corp.	454	23,644
Deere & Co.	9	728
Dun & Bradstreet Corp.	62	4,413
East Japan Railway Co.	33	2,072
Eaton Corp.	21	832
Emerson Electric Co.	122	5,683
Expeditors International of Washington, Inc.	15	581
FedEx Corp.	6	550
Generac Holdings, Inc.	20	481
General Electric Co.	1,024	21,340
Herman Miller, Inc.	296	5,482
Honeywell International, Inc.	123	6,868

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Schedule of Investments (Unaudited), continued

ESG Managers® Conservative Portfolio, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCKS, continued
Industrials, continued
ICF International, Inc. (a)	173	$4,124
IDEX Corp.	75	2,924
Illinois Tool Works, Inc.	104	5,501
Insperity, Inc.	105	2,840
Interface, Inc., Class A	205	2,794
Iron Mountain, Inc.	255	8,405
Mitsubishi Electric Corp.	100	837
MTR Corp. Ltd.	422	1,449
Pall Corp.	164	8,989
Pentair, Inc.	85	3,254
Quanta Services, Inc. (a)	20	481
Royal Philips	28	551
RR Donnelley & Sons, Co.	527	6,203
Schneider Electric SA	12	667
Siemens AG	7	588
Simpson Manufacturing Co., Inc.	115	3,394
Skanska AB, B Shares	18	276
SKF AB, B Shares	43	848
Snap-on, Inc.	20	1,245
Stanley Black & Decker, Inc.	31	1,995
Tennant Co.	16	639
United Parcel Service, Inc., Class B	110	8,664
Verisk Analytics, Inc., Class A (a)	70	3,448
Waste Management, Inc.	444	14,829
WW Grainger, Inc.	34	6,501
Xylem, Inc.	14	351
		181,510
Information Technology: 3.4%
Accenture PLC, Class A	70	4,206
Adobe Systems, Inc. (a)	23	745
Altera Corp.	421	14,247
Anixter International, Inc.	88	4,668
Apple, Inc. (a)	2	1,168
Applied Materials, Inc.	971	11,128
Autodesk, Inc. (a)	30	1,050
Brocade Communications Systems, Inc. (a)	480	2,366
CA, Inc.	295	7,992
Ceragon Networks, Ltd. (a)	265	2,271
Checkpoint Systems, Inc. (a)	155	1,350
Ciena Corp. (a)	210	3,438
Cisco Systems, Inc.	61	1,047
Clicksoftware Technologies, Ltd.	155	1,254
Corning, Inc.	41	530
Cree, Inc. (a)	18	462
DragonWave, Inc. (a)	275	1,001
eBay, Inc. (a)	26	1,092
Ericsson, B Shares, B Shares	122	1,116

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCKS, continued
Information Technology, continued
EZchip Semiconductor, Ltd. (a)	75	$3,003
Fair Isaac Corp.	105	4,439
Finisar Corp. (a)	250	3,740
Google, Inc., Class A (a)	44	25,523
Harmonic, Inc. (a)	575	2,450
Hewlett-Packard Co.	106	2,132
IBM	45	8,801
Intel Corp.	507	13,512
Itron, Inc. (a)	11	454
MasterCard, Inc., Class A	34	14,624
Maxim Integrated Products, Inc.	266	6,820
Mentor Graphics Corp. (a)	140	2,100
Microchip Technology, Inc.	253	8,369
Microsoft Corp.	158	4,833
Motorola Solutions, Inc.	226	10,873
National Instruments Corp.	383	10,287
NetApp, Inc. (a)	23	732
Paychex, Inc.	275	8,638
PMC - Sierra, Inc. (a)	385	2,364
Qualcomm, Inc.	105	5,846
Riverbed Technology, Inc. (a)	140	2,261
Solarworld AG	79	139
TE Connectivity, Ltd.	139	4,435
Texas Instruments, Inc.	499	14,316
VeriSign, Inc. (a)	200	8,714
Websense, Inc. (a)	20	375
Xerox Corp	495	3,895
		234,806
Materials: 0.9%
Air Liquide SA	5	572
Air Products & Chemicals, Inc.	60	4,844
Calgon Carbon Corp. (a)	155	2,204
Compass Minerals International	100	7,628
Crown Holdings, Inc. (a)	129	4,449
Ecolab, Inc.	131	8,977
International Paper Co.	245	7,083
MeadWestvaco Corp.	230	6,613
Novozymes A/S, ADR	108	2,786
Novozymes A/S, B Shares	48	1,245
Nucor Corp.	14	531
Praxair, Inc.	123	13,374
Schnitzer Steel Industries, Inc., Class A	12	336
Svenska Cellulosa AB, B Shares	70	1,050
Teijin, Ltd.	301	916
Umicore SA	16	740
		63,348

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Schedule of Investments (Unaudited), continued

ESG Managers® Conservative Portfolio, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
COMMON STOCKS, continued
Telecommunication Services: 0.7%
AT&T, Inc.	415	$14,799
BCE, Inc.	101	4,161
CenturyLink, Inc.	103	4,067
China Mobile, Ltd.	314	3,451
Telefonica SA	104	1,369
Verizon Communications, Inc.	108	4,800
Vodafone Group PLC, ADR	432	12,174
Windstream Corp.	575	5,555
		50,376
Utilities: 1.6%
AGL Resources, Inc.	135	5,231
American Water Works Co., Inc.	412	14,123
Enel Green Power SpA	204	323
Hyflux, Ltd.	414	443
ITC Holdings Corp.	6	413
MDU Resources Group, Inc.	355	7,672
National Grid PLC	81	858
National Grid PLC, ADR	185	9,803
NiSource, Inc.	831	20,567
Northeast Utilities	98	3,803
Northwest Natural Gas Co.	105	4,998
ONEOK, Inc.	400	16,924
Ormat Technologies, Inc.	35	749
Portland General Electric Co.	19	507
Questar Corp.	624	13,017
Red Electrica Corp. SA	20	873
SABESP, ADR	4	303
Sempra Energy	104	7,165
SSE PLC	41	895
		108,667
TOTAL COMMON STOCKS
(Cost $1,424,675)		1,605,847
PREFERRED STOCK: 0.0%
Consumer Staples: 0.0%
Henkel AG & Co KGaA	12	797
TOTAL PREFERRED STOCK
(Cost $753)		797
TOTAL STOCKS
(Cost $1,425,428)		1,606,644
AFFILIATED INVESTMENT COMPANIES: 16.3%
Pax MSCI EAFE ESG Index ETF	4,172	90,403
Pax MSCI North America ESG Index ETF	14,327	405,812

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
AFFILIATED INVESTMENT COMPANIES, continued
Pax World Balanced Fund (b)	10,221	$232,008
Pax World Global Green Fund (b)	6,437	56,905
Pax World High Yield Bond Fund (b)	33,582	245,487
Pax World International Fund (b)	12,283	91,016
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $1,124,086)		1,121,631
NON-AFFILIATED INVESTMENT COMPANIES: 11.9%
Access Capital Community Investment Fund (b)	46,550	451,538
CRA Qualified Investment Fund (b)	23,880	267,215
Schroder Emerging Market Equity Fund (c)	8,071	97,983
TOTAL NON-AFFILIATED INVESTMENT COMPANIES
(Cost $819,318)		816,736
BONDS: 46.7%
CORPORATE BONDS: 12.7%
Consumer Discretionary: 1.0%
Advance Auto Parts, Inc., 4.500%, 01/15/22	$10,000	10,491
BorgWarner, Inc., 5.750%, 11/01/16	24,000	27,338
Ethan Allen Global, Inc., 5.375%, 10/01/15	11,000	11,144
Interpublic Group of Cos., Inc., The, 10.000%, 07/15/17	15,000	17,026
		65,999
Energy: 1.3%
ConocoPhillips Holding Co., 6.950%, 04/15/29	25,000	34,390
MidAmerican Energy Co., 6.750%, 12/30/31	30,000	39,813
Newfield Exploration Co., 7.125%, 05/15/18	11,000	11,702
		85,905
Financials: 6.2%
Bank of America Corp., 5.650%, 05/01/18	15,000	16,059
Citigroup, Inc., 6.125%, 11/21/17	15,000	16,638
ERP Operating LP, 7.125%, 10/15/17	20,000	23,617

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Schedule of Investments (Unaudited), continued

ESG Managers® Conservative Portfolio, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Financials, continued
Federal Realty Investment Trust, REIT, 5.650%, 06/01/16	$12,000	$13,240
Ford Motor Credit Co., LLC, 7.000%, 04/15/15	15,000	16,708
International Finance Corp., 2.250%, 04/28/14	35,000	36,115
Intl. Bank for Reconstruction and Development, 2.000%, 12/04/13	75,000	76,293
JPMorgan Chase & Co., 4.625%, 05/10/21	15,000	16,079
Kemper Corp., 6.000%, 11/30/15	11,000	11,540
Markel Corp., 6.800%, 02/15/13	35,000	36,080
NASDAQ OMX Group, 4.000%, 01/15/15	24,000	24,829
Progressive Corp., The, 6.700%, 06/15/37	25,000	26,027
ProLogis LP, 6.125%, 12/01/16	35,000	39,257
State Street Corp., 7.350%, 06/15/26	20,000	25,531
Wells Fargo & Co., 3.500%, 03/08/22	10,000	10,311
Willis North America, Inc., 5.625%, 07/15/15	35,000	38,000
		426,324
Health Care: 1.1%
DENTSPLY International, Inc., 2.750%, 08/15/16	12,000	12,212
Howard Hughes Medical, Inc., 3.450%, 09/01/14	45,000	47,801
McKesson Corp., 6.000%, 03/01/41	11,000	14,545
		74,558
Industrials: 1.2%
GATX Corp., 9.000%, 11/15/13	28,227	30,757
Kennametal, Inc., 3.875%, 02/15/22	10,000	10,309
Owens Corning, Inc., 6.500%, 12/01/16	20,000	22,260
Verisk Analytics, Inc., 5.800%, 05/01/21	17,000	19,007
		82,333

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Information Technology: 0.8%
Analog Devices, Inc., 5.000%, 07/01/14	$25,000	$27,046
KLA-Tencor Corp., 6.900%, 05/01/18	22,000	26,310
		53,356
Materials: 0.3%
Domtar Corp., 9.500%, 08/01/16	17,000	20,300
Utilities: 0.0%
American Water Capital Corp., 6.085%, 10/15/17	25,000	29,302
CMS Energy Corp., 4.250%, 09/30/15	22,000	22,983
		52,285
TOTAL CORPORATE BONDS
(Cost $809,791)		861,060
U.S. GOVERNMENT AGENCY BONDS: 4.1%
Federal Home Loan Bank System (Agency): 0.9%
5.000%, 11/17/17	50,000	60,448
Freddie Mac (Agency): 2.0%
3.750%, 03/27/19	95,000	109,894
2.375%, 01/13/22	27,000	27,768
		137,662
Fannie Mae (Agency): 1.2%
5.375%, 07/15/16	15,000	17,744
6.625%, 11/15/30	34,000	51,740
5.625%, 07/15/37	8,000	11,472
		80,956
TOTAL U.S. GOVERNMENT AGENCY BONDS
(Cost $260,910)		279,066
GOVERNMENT BONDS: 0.9%
AID-Egypt, 4.450%, 09/15/15	35,000	39,219
U.S. Dept of Housing & Urban Development, 1.800%, 08/01/14	25,000	25,730
TOTAL GOVERNMENT BONDS
(Cost $62,639)		64,949

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Schedule of Investments (Unaudited), continued

ESG Managers® Conservative Portfolio, continued

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
U.S. TREASURY NOTES: 11.5%
0.625%, 04/15/13 (TIPS)	$7,619	$7,636
1.125%, 06/15/13	65,000	65,548
1.875%, 07/15/13 (TIPS)	51,357	52,625
0.125%, 08/31/13	62,000	61,906
2.000%, 07/15/14 (TIPS)	51,261	54,349
0.250%, 01/15/15	200,000	199,453
0.500%, 04/15/15 (TIPS)	8,493	8,823
1.625%, 01/15/18 (TIPS)	10,982	12,541
1.375%, 07/15/18 (TIPS)	92,819	106,052
1.375%, 01/15/20 (TIPS)	23,406	27,242
2.125%, 08/15/21	63,000	66,229
2.375%, 01/15/25 (TIPS)	36,615	48,312
2.375%, 01/15/27 (TIPS)	11,408	15,337
1.750%, 01/15/28 (TIPS)	27,454	34,466
3.375%, 04/15/32 (TIPS)	19,442	31,393
TOTAL U.S. TREASURY NOTES
(Cost $739,560)		791,912
MORTGAGE-BACKED SECURITIES: 17.5%
Ginnie Mae (Mortgage-Backed): 7.8%
4.175%, 01/16/38	75,000	80,496
4.500%, 01/15/40	94,684	103,886
4.500%, 08/20/41	314,271	346,021
		530,403
Freddie Mac (Mortgage-Backed): 4.7%
5.000%, 07/15/37	63,428	68,115
5.000%, 06/01/39	49,654	53,384
4.500%, 07/01/39	44,799	47,880
4.500%, 11/01/39	36,482	38,991
4.500%, 09/01/40	48,402	51,791
4.000%, 10/01/41	61,762	65,683
		325,844
Fannie Mae (Mortgage-Backed): 2.2%
6.040%, 07/01/13	23,306	23,359
4.000%, 03/01/26	35,880	38,214
4.000%, 01/01/41	29,177	31,111
3.500%, 02/01/41	31,040	32,669
4.000%, 12/01/41	23,504	25,069
		150,422
Small Business Administration: 0.9%
0.600%, 07/25/20	13,901	13,914
5.490%, 03/01/28	43,755	49,946
		63,860

Percent of Net Assets, Name of Issuer and Title of Issuer	Shares/ Principal/ Contracts	Value
MORTGAGE-BACKED SECURITIES, continued
Commercial Mortgage-Backed: 1.9%
Ally Auto Receivables Trust, 1.110%, 01/15/15	$38,810	$38,965
JP Morgan Chase Commercial Mtg Sec Corp., 4.865%, 03/15/46	45,000	45,463
JP Morgan Chase Commercial Mtg Sec Corp., 5.134%, 05/15/47	10,422	10,919
LB-UBS Commercial Mortgage Trust, 4.559%, 09/15/27	34,297	34,429
		129,776
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $1,163,075)		1,200,305
TOTAL BONDS
(Cost $3,035,975)		3,197,292
TOTAL INVESTMENTS: 98.3%
(Cost $6,404,807)		6,742,303
OTHER ASSETS AND LIABILITIES—
(Net): 1.7%		117,995
Net Assets: 100.0%		$6,860,298

(a)  Non-income producing security

(b)  Institutional Class shares

(c)  Investor Class shares

ADR  American Depository Receipt

LP  Limited Partnership

REIT  Real Estate Investment Trust

TIPS  Treasury Inflation Protected Securities

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Statements of Assets and Liabilities (Unaudited)

ASSETS	Aggressive Growth	Growth
Investments, at cost—Note A	$12,689,400	$9,976,686
Investments in unaffiliated issuers, at value—Note A	$9,175,509	$7,784,943
Investments in affiliated issuers, at value	3,728,376	2,701,492
Total Investments	12,903,885	10,486,435
Cash	368,819	226,870
Foreign currency at value (cost—$21; $23; $19 and $7, respectively	21	23
Prepaid expenses	12,903	17,876
Receivables:
Capital stock cold	60	—
Dividends and interest—Note B	10,940	18,884
Investment securities sold	—	1,720
Other	1,021	1,248
Total Assets	13,297,649	10,753,056
LIABILITIES
Payables:
Due to Investment Adviser	39,283	35,909
Investment securities purchased	—	32,004
Accrued expenses:
Investment advisory fees—Note B	9,099	5,457
Distribution expense	19,129	23,134
Trustee fees	3,362	3,389
Compliance expense	2,482	2,482
Transfer agent fees	204	2,905
Printing and other shareholder communication fees	5,591	9,994
Custodian fees	7,250	6,255
Legal and audit fees	12,417	14,857
Other accrued expenses	15,656	15,952
Total Liabilities	114,473	152,338
NET ASSETS	$13,183,176	$10,600,718

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

ASSETS	Moderate	Conservative
Investments, at cost—Note A	$13,261,376	$6,404,807
Investments in unaffiliated issuers, at value—Note A	$10,875,303	$5,620,672
Investments in affiliated issuers, at value	2,987,755	1,121,631
Total Investments	13,863,058	6,742,303
Cash	336,449	168,824
Foreign currency at value (cost—$21; $23; $19 and $7, respectively	19	7
Prepaid expenses	6,892	4,060
Receivables:
Capital stock cold	1,613	70
Dividends and interest—Note B	36,755	28,540
Investment securities sold	—	—
Other	905	245
Total Assets	14,245,691	6,944,049
LIABILITIES
Payables:
Due to Investment Adviser	34,324	23,497
Investment securities purchased	7,677	3,668
Accrued expenses:
Investment advisory fees—Note B	7,645	3,490
Distribution expense	11,697	5,800
Trustee fees	3,408	3,335
Compliance expense	2,482	2,482
Transfer agent fees	2,554	2,898
Printing and other shareholder communication fees	7,567	2,411
Custodian fees	5,991	5,407
Legal and audit fees	14,804	14,789
Other accrued expenses	15,940	15,974
Total Liabilities	114,089	83,751
NET ASSETS	$14,131,602	$6,860,298

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Statements of Assets and Liabilities (Unaudited), continued

	Aggressive Growth	Growth
NET ASSETS REPRESENTED BY
Paid in Capital	$13,122,310	$10,171,429
Undistributed net investment income	31,905	19,071
Accumulated net realized gain (loss)	(185,531)	(99,566)
Net unrealized appreciation (depreciation) of:
Investments	214,484	509,749
Foreign currency translations	8	35
NET ASSETS	$13,183,176	$10,600,718
Class A
Net assets	$8,969,103	$3,158,531
Capital Shares Outstanding	846,162	295,825
Net asset value per share	$10.60	$10.68
Institutional Class
Net assets	$2,661,810	$4,968,076
Capital Shares Outstanding	250,185	465,472
Net asset value per share	$10.64	$10.67
Class C
Net assets	$1,552,263	$2,474,111
Capital Shares Outstanding	146,741	232,570
Net asset value per share	$10.58	$10.64

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

	Moderate	Conservative
NET ASSETS REPRESENTED BY
Paid in Capital	$13,594,426	$6,496,559
Undistributed net investment income	25,693	11,199
Accumulated net realized gain (loss)	(90,225)	15,026
Net unrealized appreciation (depreciation) of:
Investments	601,681	337,496
Foreign currency translations	27	18
NET ASSETS	$14,131,602	$6,860,298
Class A
Net assets	$6,094,197	$1,659,000
Capital Shares Outstanding	567,771	154,917
Net asset value per share	$10.73	$10.71
Institutional Class
Net assets	$6,558,915	$4,551,380
Capital Shares Outstanding	610,163	424,517
Net asset value per share	$10.75	$10.72
Class C
Net assets	$1,478,490	$649,918
Capital Shares Outstanding	138,620	61,207
Net asset value per share	$10.67	$10.62

SEE NOTES TO FINANCIAL STATEMENTS

Six-Months Ended June 30, 2012

Statements of Operations (Unaudited)

	Aggressive Growth	Growth
INVESTMENT INCOME
Income
Dividends (net of foreign withholding tax of $3,055; $2,783; $2,466; and $697; respectively)	$90,706	$87,162
Dividends from affiliates—Note C	40,164	39,562
Interest	12	12,823
Total Income	130,882	139,547
Expenses
Investment advisory fees—Note B	50,816	43,278
Distribution expenses—Class A (Note B)	8,841	3,521
Distribution expenses—Class C (Note B)	1,929	2,996
Service plan expenses—Class C (Note B)	5,788	8,989
Transfer agent fees—Note A	17,985	22,188
Printing and other shareholder communication fees	7,246	8,831
Custodian fees	44,792	43,850
Legal fees and related expenses	5,358	5,415
Trustees' fees and expenses	7,795	7,834
Compliance expense	4,966	4,968
Audit fees	10,628	12,792
Registration fees	25,374	24,597
Other expenses	1,689	1,717
Total Expenses	193,207	190,976
Less:
Advisory fee waiver—Note B	(9,718)	(12,657)
Expenses assumed by Adviser—Note B	(109,460)	(119,972)
Net expenses	74,029	58,347
Net investment income	56,853	81,200
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(117,062)	(553)
Foreign currency transactions	(419)	(102)
Change in unrealized appreciation (depreciation) on:
Investments	3,935	250,781
Foreign currency translation	(13)	(4)
Net realized and unrealized gain (loss) on investments and foreign currency	(113,559)	250,122
Net increase (decrease) in net assets resulting from operations	$(56,706)	$331,322

SEE NOTES TO FINANCIAL STATEMENTS

Six-Months Ended June 30, 2012

	Moderate	Conservative
INVESTMENT INCOME
Income
Dividends (net of foreign withholding tax of $3,055; $2,783; $2,466; and $697; respectively)	$92,642	$37,746
Dividends from affiliates—Note C	39,330	18,681
Interest	47,883	50,175
Total Income	179,855	106,602
Expenses
Investment advisory fees—Note B	49,862	26,069
Distribution expenses—Class A (Note B)	6,543	1,919
Distribution expenses—Class C (Note B)	1,553	822
Service plan expenses—Class C (Note B)	4,659	2,465
Transfer agent fees—Note A	20,679	19,877
Printing and other shareholder communication fees	7,733	5,984
Custodian fees	42,637	41,316
Legal fees and related expenses	5,418	5,325
Trustees' fees and expenses	7,885	7,753
Compliance expense	4,967	4,966
Audit fees	12,792	12,792
Registration fees	24,700	24,568
Other expenses	1,738	1,595
Total Expenses	191,166	155,451
Less:
Advisory fee waiver—Note B	(11,838)	(5,681)
Expenses assumed by Adviser—Note B	(116,707)	(119,310)
Net expenses	62,621	30,460
Net investment income	117,234	76,142
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(56,723)	25,749
Foreign currency transactions	(111)	(22)
Change in unrealized appreciation (depreciation) on:
Investments	283,298	116,122
Foreign currency translation	(5)	(3)
Net realized and unrealized gain (loss) on investments and foreign currency	226,459	141,846
Net increase (decrease) in net assets resulting from operations	$343,693	$217,988

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Statements of Changes in Net Assets

	Aggressive Growth		Growth
INCREASE (DECREASE) IN NET ASSETS	(Unaudited) Period Ended 6/30/12	Year Ended 12/31/11	(Unaudited) Period Ended 6/30/12	Year Ended 12/31/11
Operations
Investment income (loss), net	$56,853	$49,685	$81,200	$167,241
Net realized gain (loss) on investments and foreign currency transactions	(117,481)	(59,834)	(655)	(89,458)
Change in unrealized appreciation (depreciation) on investments and foreign currency translations	3,922	(243,877)	250,777	(323,330)
Net increase (decrease) in net assets resulting from operations	(56,706)	(254,026)	331,322	(245,547)
Distributions to shareholders from:
Net investment income
Class A	(29,905)	(9,574)	(20,834)	(44,741)
Institutional Class	(11,229)	(22,649)	(38,637)	(95,110)
Class C	—	(791)	(7,877)	(23,267)
Realized gains
Class A	—	(3,971)	—	(1,228)
Institutional Class	—	(7,448)	—	(2,075)
Class C	—	(4,473)	—	(900)
Total distributions to shareholders	(41,134)	(48,906)	(67,348)	(167,321)
From capital share transactions:
Class A
Proceeds from shares sold	8,190,960	1,049,244	900,247	1,641,314
Proceeds from reinvestment of distributions	29,561	13,378	19,144	42,719
Cost of shares redeemed	(500,699)	(261,695)	(281,682)	(1,170,272)
Net increase from Class A transactions	7,719,822	800,927	637,709	513,761
Institutional Class
Proceeds from shares sold	7,384	197,143	31,235	229,461
Proceeds from reinvestment of distributions	11,229	30,097	38,637	96,949
Cost of shares redeemed	(14,017)	(100,879)	(26,702)	(60,166)
Net increase (decrease) from Institutional Class transactions	4,596	126,361	43,170	266,244
Class C
Proceeds from shares sold	65,370	699,829	190,643	835,009
Proceeds from reinvestment of distributions	—	5,263	7,326	23,075
Cost of shares redeemed	(55,388)	(453,757)	(31,854)	(24,296)
Net increase (decrease) from Class C transactions	9,982	251,335	166,115	833,788
Non-shareholder capital contribution (Note F)
Net increase from capital share transactions	7,734,400	1,178,623	846,994	1,613,793
Net increase in net assets	7,636,560	875,691	1,110,968	1,200,925
Net assets
Beginning of period	5,546,616	4,670,925	9,489,750	8,288,825
End of period (1)	$13,183,176	$5,546,616	$10,600,718	$9,489,750
(1) Includes undistributed net investment income (loss)	$31,905	$16,186	$19,071	$5,219

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

	Moderate		Conservative
INCREASE (DECREASE) IN NET ASSETS	(Unaudited) Period Ended 6/30/12	Year Ended 12/31/11	(Unaudited) Period Ended 6/30/12	Year Ended 12/31/11
Operations
Investment income (loss), net	$117,234	$188,415	$76,142	$144,900
Net realized gain (loss) on investments and foreign currency transactions	(56,834)	32,543	25,727	38,214
Change in unrealized appreciation (depreciation) on investments and foreign currency translations	283,293	(114,260)	116,119	(32,031)
Net increase (decrease) in net assets resulting from operations	343,693	106,698	217,988	151,083
Distributions to shareholders from:
Net investment income
Class A	(38,784)	(64,486)	(15,454)	(31,187)
Institutional Class	(48,281)	(110,676)	(47,144)	(101,853)
Class C	(5,191)	(10,279)	(3,722)	(9,294)
Realized gains
Class A	(4,400)	(14,724)	(2,648)	(9,816)
Institutional Class	(4,729)	(18,289)	(7,233)	(26,787)
Class C	(1,078)	(3,144)	(1,048)	(3,941)
Total distributions to shareholders	(102,463)	(221,598)	(77,249)	(182,878)
From capital share transactions:
Class A
Proceeds from shares sold	1,943,629	2,800,818	576,822	497,493
Proceeds from reinvestment of distributions	40,619	75,759	17,114	39,342
Cost of shares redeemed	(394,149)	(516,877)	(555,617)	(96,505)
Net increase from Class A transactions	1,590,099	2,359,700	38,319	440,330
Institutional Class
Proceeds from shares sold	1,008,673	164,400	631,491	389,641
Proceeds from reinvestment of distributions	52,034	127,628	54,377	128,639
Cost of shares redeemed	(5,316)	(137,673)	(822,930)	(25,331)
Net increase (decrease) from Institutional Class transactions	1,055,391	154,355	(137,062)	492,949
Class C
Proceeds from shares sold	621,667	689,579	56,819	654,859
Proceeds from reinvestment of distributions	6,083	12,938	4,215	11,928
Cost of shares redeemed	(93,072)	(144,718)	(84,910)	(23,784)
Net increase (decrease) from Class C transactions	534,678	557,799	(23,876)	643,003
Non-shareholder capital contribution (Note F)
Net increase from capital share transactions	3,180,168	3,071,854	(122,619)	1,576,282
Net increase in net assets	3,421,398	2,956,954	18,120	1,544,487
Net assets
Beginning of period	10,710,204	7,753,250	6,842,178	5,297,691
End of period (1)	$14,131,602	$10,710,204	$6,860,298	$6,842,178
(1) Includes undistributed net investment income (loss)	$25,693	$716	$11,199	$1,377

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Statements of Changes in Net Assets—Shares of Beneficial Interest

	Aggressive Growth		Growth
	(Unaudited) Period Ended 6/30/12	Year Ended 12/31/11	(Unaudited) Period Ended 6/30/12	Year Ended 12/31/11
Class A
Shares sold	748,283	70,361	82,865	192,760
Shares issued in reinvestment of distributions	2,881	573	1,843	1,794
Shares redeemed	(47,008)	(524)	(25,967)	(3,191)
Net increase in shares outstanding	704,156	70,410	58,741	191,363
Institutional Class
Shares sold	682	107,417	2,916	10,334
Shares issued in reinvestment of distributions	1,090	2,641	3,719	7,617
Shares redeemed	(1,286)	(3,683)	(2,505)	(301)
Net increase in shares outstanding	486	106,375	4,130	17,650
Class C
Shares sold	5,912	121,885	17,789	146,317
Shares issued in reinvestment of distributions	—	383	707	1,238
Shares redeemed	(5,064)	(667)	(2,927)	(6,958)
Net increase in shares outstanding	848	121,601	15,569	140,597

*Commencement of Operations for each Fund—January 4, 2010

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

	Moderate		Conservative
	(Unaudited) Period Ended 6/30/12	Year Ended 12/31/11	(Unaudited) Period Ended 6/30/12	Year Ended 12/31/11
Class A
Shares sold	178,998	219,217	53,317	109,033
Shares issued in reinvestment of distributions	3,861	2,478	1,618	1,257
Shares redeemed	(36,167)	(25,839)	(51,839)	(58)
Net increase in shares outstanding	146,692	195,856	3,096	110,232
Institutional Class
Shares sold	91,416	5,709	58,700	16,937
Shares issued in reinvestment of distributions	4,942	8,973	5,135	7,518
Shares redeemed	(506)	—	(75,078)	(29)
Net increase in shares outstanding	95,852	14,682	(11,243)	24,426
Class C
Shares sold	56,961	43,202	5,326	2,494
Shares issued in reinvestment of distributions	582	307	401	8
Shares redeemed	(8,527)	(6,581)	(7,884)	—
Net increase in shares outstanding	49,016	36,928	(2,157)	2,502

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Financial Highlights

Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income (loss)[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions
Aggressive Growth
Class A
Period Ended June 30, 2012 (Unaudited)	$10.30	$0.06	$0.28	$0.34	$0.04	$–	$–	$0.04
Year Ended December 31, 2011	10.89	0.12	(0.61)	(0.49)	0.07	0.03	–	0.10
Period Ended December 31, 2010[5]	10.00	0.13	0.86	0.99	0.10	–	–	0.10
Institutional Class
Period Ended June 30, 2012 (Unaudited)	$10.34	$0.06	$0.29	$0.35	$0.05	$–	$–	$0.05
Year Ended December 31, 2011	10.91	0.14	(0.59)	(0.45)	0.09	0.03	–	0.12
Period Ended December 31, 2010[5]	10.00	0.13	0.90	1.03	0.12	–	–	0.12
Class C
Period Ended June 30, 2012 (Unaudited)	$10.29	$0.01	$0.28	$0.29	$–	$–	$–	$–
Year Ended December 31, 2011	10.88	0.03	(0.58)	(0.55)	0.01	0.03	–	0.04
Period Ended December 31, 2010[5]	10.00	0.04	0.88	0.92	0.04	–	–	0.04
Growth
Class A
Period Ended June 30, 2012 (Unaudited)	$10.38	$0.09	$0.28	$0.37	$0.07	$–	$–	$0.07
Year Ended December 31, 2011	10.80	0.20	(0.43)	(0.23)	0.19	0.00[6]	–	0.19
Period Ended December 31, 2010[5]	10.00	0.25	0.72	0.97	0.17	–	–	0.17
Institutional Class
Period Ended June 30, 2012 (Unaudited)	$10.37	$0.10	$0.28	$0.38	$0.08	$–	$–	$0.08
Year Ended December 31, 2011	10.80	0.22	(0.44)	(0.22)	0.21	0.00[6]	–	0.21
Period Ended December 31, 2010[5]	10.00	0.22	0.76	0.98	0.19	–	–	0.19
Class C
Period Ended June 30, 2012 (Unaudited)	$10.34	$0.05	$0.36	$0.41	$0.03	$–	$–	$0.11
Year Ended December 31, 2011	10.78	0.11	(0.44)	(0.33)	0.11	0.00[6]	–	0.11
Period Ended December 31, 2010[5]	10.00	0.14	0.75	0.89	0.11	–	–	0.11

1  Based on average shares outstanding during the period.

2  Total return represents aggregate total return for the period indicated, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

3  Ratios representing periods of less than one year have been annualized.

4  Not annualized.

5  Commencement of Operations for each Fund—January 4, 2010.

6  Rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

				Ratios to average net assets[3]
	Net asset value, end of period	Total return[2]	Net assets end of period (in $ 000's)	Net expenses including reimbursements and waivers	Net investment income (loss)	Net expenses before voluntary waivers	Gross expenses excluding reimbursements and waivers	Portfolio Turnover[4]
Aggressive Growth
Class A
Period Ended June 30, 2012 (Unaudited)	$10.60	3.27%	$8,969	1.27%	1.11%	1.44%	3.38%	23%
Year Ended December 31, 2011	10.30	(4.50%)	1,463	1.19%	1.09%	1.44%	6.37%	53%
Period Ended December 31, 2010[5]	10.89	9.96%	768	1.23%	1.32%	1.55%	8.40%	40%
Institutional Class
Period Ended June 30, 2012 (Unaudited)	$10.64	3.35%	$2,662	1.02%	1.20%	1.19%	3.13%	23%
Year Ended December 31, 2011	10.34	(4.12%)	2,582	0.94%	1.27%	1.19%	6.12%	53%
Period Ended December 31, 2010[5]	10.91	10.33%	2,579	0.98%	1.32%	1.30%	8.15%	40%
Class C
Period Ended June 30, 2012 (Unaudited)	$10.58	2.82%	$1,552	2.02%	0.20%	2.19%	4.13%	23%
Year Ended December 31, 2011	10.29	(5.10%)	1,501	1.94%	0.27%	2.19%	7.12%	53%
Period Ended December 31, 2010[5]	10.88	9.16%	1,324	1.98%	0.43%	2.30%	9.15%	40%
Growth
Class A
Period Ended June 30, 2012 (Unaudited)	$10.68	3.60%	$3,159	1.09%	1.68%	1.34%	3.70%	28%
Year Ended December 31, 2011	10.38	(2.16%)	2,460	1.00%	1.84%	1.34%	4.12%	51%
Period Ended December 31, 2010[5]	10.80	9.79%	2,068	1.08%	2.42%	1.49%	5.17%	30%
Institutional Class
Period Ended June 30, 2012 (Unaudited)	$10.67	3.72%	$4,968	0.84%	1.89%	1.09%	3.45%	28%
Year Ended December 31, 2011	10.37	(2.01%)	4,785	0.78%	2.07%	1.09%	3.89%	51%
Period Ended December 31, 2010[5]	10.80	9.93%	4,705	0.83%	2.18%	1.24%	4.92%	30%
Class C
Period Ended June 30, 2012 (Unaudited)	$10.64	3.24%	$2,474	1.84%	0.89%	2.09%	4.45%	28%
Year Ended December 31, 2011	10.34	(3.01%)	2,244	1.79%	1.08%	2.09%	4.91%	51%
Period Ended December 31, 2010[5]	10.78	8.93%	1,516	1.83%	1.36%	2.24%	5.93%	30%

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Financial Highlights, continued

Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income (loss)[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions
Moderate
Class A
Period Ended June 30, 2012 (Unaudited)	$10.45	$0.10	$0.26	$0.36	$0.07	$0.01	$–	$0.08
Year Ended December 31, 2011	10.57	0.22	(0.10)	0.12	0.20	0.04	–	0.24
Period Ended December 31, 2010[5]	10.00	0.21	0.53	0.74	0.17	–	–	0.17
Institutional Class
Period Ended June 30, 2012 (Unaudited)	$10.46	$0.11	$0.27	$0.38	$0.08	$0.01	$–	$0.09
Year Ended December 31, 2011	10.58	0.24	(0.10)	0.14	0.22	0.04	–	0.26
Period Ended December 31, 2010[5]	10.00	0.21	0.56	0.77	0.19	–	–	0.19
Class C
Period Ended June 30, 2012 (Unaudited)	$10.39	$0.06	$0.27	$0.33	$0.04	$0.01	$–	$0.05
Year Ended December 31, 2011	10.53	0.14	(0.10)	0.04	0.14	0.04	–	0.18
Period Ended December 31, 2010[5]	10.00	0.13	0.53	0.66	0.13	–	–	0.13
Conservative
Class A
Period Ended June 30, 2012 (Unaudited)	$10.51	$0.11	$0.21	$0.32	$0.10	$0.02	$–	$0.12
Year Ended December 31, 2011	10.55	0.25	0.02	0.27	0.24	0.07	–	0.31
Period Ended December 31, 2010[5]	10.00	0.21	0.53	0.74	0.19	–	–	0.19
Institutional Class
Period Ended June 30, 2012 (Unaudited)	$10.52	$0.12	$0.21	$0.33	$0.11	$0.02	$–	$0.13
Year Ended December 31, 2011	10.56	0.28	0.01	0.29	0.26	0.07	–	0.33
Period Ended December 31, 2010[5]	10.00	0.22	0.54	0.76	0.20	–	–	0.20
Class C
Period Ended June 30, 2012 (Unaudited)	$10.42	$0.07	$0.21	$0.28	$0.06	$0.02	$–	$0.08
Year Ended December 31, 2011	10.50	0.18	0.01	0.19	0.20	0.07	–	0.27
Period Ended December 31, 2010[5]	10.00	0.13	0.52	0.65	0.15	–	–	0.15

1  Based on average shares outstanding during the period.

2  Total return represents aggregate total return for the period indicated, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

3  Ratios representing periods of less than one year have been annualized.

4  Not annualized.

5  Commencement of Operations for each Fund—January 4, 2010.

6  Rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

				Ratios to average net assets[3]
	Net asset value, end of period	Total return[2]	Net assets end of period (in $ 000's)	Net expenses including reimbursements and waivers	Net investment income (loss)	Net expenses before voluntary waivers	Gross expenses excluding reimbursements and waivers	Portfolio Turnover[4]
Moderate
Class A
Period Ended June 30, 2012 (Unaudited)	$10.73	3.43%	$6,094	1.05%	1.84%	1.24%	3.11%	17%
Year Ended December 31, 2011	10.45	1.04%	4,399	1.01%	2.07%	1.24%	4.24%	46%
Period Ended December 31, 2010[5]	10.57	7.50%	2,071	1.10%	2.05%	1.41%	5.19%	36%
Institutional Class
Period Ended June 30, 2012 (Unaudited)	$10.75	3.63%	$6,559	0.80%	2.07%	0.99%	2.86%	17%
Year Ended December 31, 2011	10.46	1.24%	5,380	0.76%	2.27%	0.99%	4.02%	46%
Period Ended December 31, 2010[5]	10.58	7.74%	5,292	0.85%	2.09%	1.16%	4.93%	36%
Class C
Period Ended June 30, 2012 (Unaudited)	$10.67	3.14%	$1,478	1.80%	1.12%	1.99%	3.86%	17%
Year Ended December 31, 2011	10.39	0.28%	931	1.76%	1.30%	1.99%	5.00%	46%
Period Ended December 31, 2010[5]	10.53	6.68%	390	1.85%	1.34%	2.16%	5.94%	36%
Conservative
Class A
Period Ended June 30, 2012 (Unaudited)	$10.71	3.04%	$1,659	0.98%	2.10%	1.14%	4.57%	31%
Year Ended December 31, 2011	10.51	2.51%	1,596	0.95%	2.35%	1.14%	5.64%	45%
Period Ended December 31, 2010[5]	10.55	7.46%	1,164	1.10%	2.04%	1.33%	6.67%	27%
Institutional Class
Period Ended June 30, 2012 (Unaudited)	$10.72	3.15%	$4,551	0.73%	2.34%	0.89%	4.32%	31%
Year Ended December 31, 2011	10.52	2.74%	4,586	0.70%	2.61%	0.89%	5.41%	45%
Period Ended December 31, 2010[5]	10.56	7.68%	4,107	0.85%	2.14%	1.08%	6.41%	27%
Class C
Period Ended June 30, 2012 (Unaudited)	$10.62	2.68%	$650	1.73%	1.34%	1.89%	5.32%	31%
Year Ended December 31, 2011	10.42	1.78%	661	1.70%	1.68%	1.89%	6.35%	45%
Period Ended December 31, 2010[5]	10.50	6.54%	27	1.85%	1.27%	2.08%	7.41%	27%

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2012

Notes to Financial Statements (Unaudited)

Pax World Funds Series Trust I

NOTE A—Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of June 30, 2012, the Trust offered eleven investment funds.

These financial statements relate only to the ESG Managers® Aggressive Growth Portfolio (the "Aggressive Growth Portfolio"), ESG Managers® Growth Portfolio (the "Growth Portfolio"), ESG Managers® Moderate Portfolio (the "Moderate Portfolio"), and ESG Managers® Conservative Portfolio (the "Conservative Portfolio") (each a "Fund" and collectively, the "Funds"), each a diversified series of the Trust. The Funds described herein commenced operations on January 4, 2010.

The Funds use multiple managers ("Sleeve Subadvisers") to seek to achieve their investment objectives, and each Sleeve Subadviser seeks to invest the assets of its sleeve(s) in securities consistent with its investment style (e.g., large cap growth, small cap value, intermediate term bond) and within the parameters established by Morningstar Associates, LLC for the Funds. Each Sleeve Subadviser also invests the assets of its sleeve(s) in accordance with sustainability or environmental, social and governance ("ESG") criteria. The Sleeve Subadvisers include experienced managers of mutual funds and separately managed accounts that also follow ESG criteria. These funds or separate accounts serve as models upon which Morningstar Associates, LLC has designed the sleeves' investment parameters. Allocation of assets among Sleeve Subadvisers is based on such factors as prudent diversification principles, general market outlooks (both domestic and global), historical performance, global markets' current valuations and other economic factors. Pax World Management, LLC (the "Adviser") and Morningstar Associates may periodically adjust asset allocations to favor those Sleeve Subadvisers that the Adviser and Morningstar Associates believe will provide the most favorable outlook for achieving a Fund's investment objective. As a result, it is not possible to predict the extent to which any Fund's assets will be invested by (or based upon the recommendations of) a particular Sleeve Subadviser at any time and one or more Sleeve Subadvisers may not be advising any assets for a particular Fund at any given time.

June 30, 2012

Notes to Financial Statements, continued

The Aggressive Growth Portfolio's primary investment objective is to seek a high level of long-term capital appreciation. Under normal market conditions, the Aggressive Growth Portfolio expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds ("ETFs")) approximately 100% of its total assets in equity securities (e.g., stocks). The Aggressive Growth Portfolio may invest up to 25% of its total assets in fixed income securities. Additionally, the Aggressive Growth Portfolio can invest up to 85% of its total assets in securities of non-U.S. issuers including investments in emerging markets. Over the longer term, relative to the other ESG Managers Portfolios, the Aggressive Growth Portfolio should offer shareholders the potential for a high level of capital growth with relatively little income.

The Growth Portfolio's investment objective is to seek long-term capital appreciation. Under normal market conditions, the Growth Portfolio expects to invest (directly or indirectly through mutual funds and/or ETFs) approximately 80% of its total assets in equity securities (e.g., stocks) and approximately 20% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Growth Portfolio may invest up to 100% of its total assets in equity securities and up to 40% of its total assets in fixed income securities. Additionally, the Growth Portfolio can invest up to 70% of its total assets in securities of non-U.S. issuers including investments in emerging markets. Over the longer term, relative to the other ESG Managers Portfolios, the Growth Portfolio should offer shareholders the potential for a low to medium level of income and a medium to high level of capital growth.

The Moderate Portfolio's primary investment objective is to seek long-term capital appreciation. As a secondary objective and to the extent consistent with its primary investment objective, the Moderate Portfolio seeks current income. Under normal market conditions, the Moderate Portfolio expects to invest (directly or indirectly through mutual funds and/or ETFs) approximately 60% of its total assets in equity securities (e.g., stocks) and approximately 40% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Moderate Portfolio may invest up to 80% of its total assets in equity securities and up to 60% of its total assets in fixed income securities. The Moderate Portfolio can invest up to 50% of its total assets in securities of non-U.S. issuers including investments in emerging markets, though it is not currently anticipated that the Moderate Portfolio would invest more than 10% of its assets in emerging market securities. Over the longer term, relative to the other ESG Managers

June 30, 2012

Notes to Financial Statements, continued

Portfolios, the Moderate Portfolio should offer shareholders the potential for a medium level of income and a medium level of capital growth.

The Conservative Portfolio's primary investment objective is to seek preservation of capital and current income. As a secondary objective and to the extent consistent with its primary investment objective, the Conservative Portfolio seeks capital appreciation. Under normal market conditions, the Conservative Portfolio expects to invest (directly or indirectly through mutual funds and/or ETFs) approximately 65% of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds) and cash and approximately 35% of its total assets in equity securities (e.g., stocks). The Conservative Portfolio may invest up to 100% of its total assets in fixed income securities and up to 50% of its total assets in equity securities. The Conservative Portfolio may invest up to 40% of its total assets in securities of non-U.S. issuers including investments in emerging markets, though it is not currently anticipated that the Conservative Portfolio would invest more than 10% of its total assets in emerging market securities. Over the longer term, relative to the other ESG Managers Portfolios, the Conservative Portfolio should offer shareholders the potential for a medium to high level of income and a low to medium level of capital growth.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects this risk of loss to be remote.

Accounting Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments For purposes of calculating the net asset value ("NAV"), determined ordinarily as of the close of regular trading (normally

June 30, 2012

Notes to Financial Statements, continued

4:00 p.m. Eastern time) (the "NYSE Close") on the New York Stock Exchange ("NYSE") on each day (a "Business Day") that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds' investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so called "evaluated pricing"). Evaluated pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of evaluated pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which

June 30, 2012

Notes to Financial Statements, continued

may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and purchase price of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds' net asset value is determined; and changes in overall market conditions. At June 30, 2012, no fair valued securities were held by any of the Funds.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds' fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market's exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in orderly transaction between market participants. Various inputs are used in determining value, these inputs are summarized in the three broad Levels listed below.

• Level 1 –  quoted prices in active markets for identical investments

• Level 2 –  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

June 30, 2012

Notes to Financial Statements, continued

• Level 3 –  significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Foreign equities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that significant inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Debt securities, including corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that significant inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Mutual Fund Investments Investments in mutual funds are valued at the Mutual Funds' closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

June 30, 2012

Notes to Financial Statements, continued

The following is a summary of the inputs used to value the Funds' net assets as of June 30, 2012:

	Level 1	Level 2	Level 3	Totals
ESG Aggressive Growth
Common Stocks—Domestic	$7,346,316	$—	$—	$7,346,316
Common Stocks—Foreign	969,732	192,650	—	1,162,382
Preferred Stocks—Foreign	—	4,253	—	4,253
Affiliated Investment Companies	3,728,376	—	—	3,728,376
Unaffiliated Investment Companies	662,558	—	—	662,558
Total	$12,706,982	$196,903	$—	$12,903,885
ESG Growth
Common Stocks —Domestic	$5,256,4702	$—	$—	$5,256,470
Common Stocks—Foreign	748,601	144,066	—	892,667
Preferred Stocks—Foreign	—	3,189	—	3,189
Affiliated Investment Companies	2,701,492	—	—	2,701,492
Unaffiliated Investment Companies	602,085	—	—	602,085
Corporate Bonds	—	244,430	—	244,430
U.S. Govt Agency Bonds	—	100,897	—	100,897
Government Bonds	—	21,497	—	21,497
U.S. Treasury Notes	—	302,363	—	302,363
Mortgage-Backed Securities	—	261,345	—	261,345
Cash Equivalents	—	100,000	—	100,000
Total	$9,308,648	$1,177,787	$—	$10,486,435
ESG Moderate
Common Stocks—Domestic	$5,292,250	$—	$—	$5,292,250
Common Stocks—Foreign	735,630	143,524	—	879,154
Preferred Stocks—Foreign	—	3,256	—	3,256
Affiliated Investment Companies	2,987,755	—	—	2,987,755
Unaffiliated Investment Companies	1,711,441	—	—	1,711,441
Corporate Bonds	—	838,008	—	838,008
U.S. Govt Agency Bonds	—	296,711	—	296,711
Government Bonds	—	64,949	—	64,949
Municipal Bonds	—	185,595	—	185,595
U.S. Treasury Notes	—	750,285	—	750,654
Mortgage-Backed Securities	—	853,654	—	853,654
Total	$10,727,076	$3,135,982	$—	$13,863,058

June 30, 2012

Notes to Financial Statements, continued

	Level 1	Level 2	Level 3	Totals
ESG Conservative
Common Stocks—Domestic	$1,372,421	$—	$—	$1,372,421
Common Stocks—Foreign	192,921	40,505	—	233,426
Preferred Stocks—Foreign	—	797	—	797
Affiliated Investment Companies	1,121,631	—	—	1,121,631
Unaffiliated Investment Companies	816,736	—	—	816,736
Corporate Bonds	—	861,060	—	861,060
U.S. Govt Agency Bonds	—	279,066	—	279,066
Government Bonds	—	64,949	—	64,949
U.S. Treasury Notes	—	791,912	—	791,912
Mortgage-Backed Securities	—	1,200,305	—	1,200,305
Total	$3,503,709	$3,238,594	$—	$6,742,303

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no significant transfers between Level 1 and Level 2 during the period. This does not include transfers between Level 1 and Level 2 due to utilization of a pricing vendor's fair value pricing of non-U.S. securities.

Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums, if any. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. The Funds amortize purchase price premium and accrete discount on bonds, if any, over the remaining life of the bonds using the effective interest method of amortization; for callable bonds, the amortization period is to the most likely call date.

Distributions to Shareholders Distributions to shareholders are recorded by each of the Funds on the ex-dividend dates. The Funds expect to pay dividends of net investment income, if any, semiannually and to make distributions of capital gains, if any, at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

June 30, 2012

Notes to Financial Statements, continued

Expenses Expenses of the Funds that are directly identifiable to a specific Fund are applied to that Fund. Expenses that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds. Expenses directly attributable to a class of shares, such as 12b-1 distribution fees, are charged to that class. Each Fund has adopted a 12b-1 plan, applicable to certain classes of its shares.

Federal Income Taxes Each of the Funds intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund so qualifies and satisfies certain distribution requirements, such Fund will ordinarily not be subject to federal income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. Each Fund expects to distribute all or substantially all of its income and gains to shareholders every year. Therefore, no Federal income or excise tax provision is required. The Funds are treated as separate entities for U.S. federal income tax purposes.

Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

Non-U.S. Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Fund's investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with

June 30, 2012

Notes to Financial Statements, continued

such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

NOTE B—Investment Advisory Fee and Transactions with Affiliated and Other Parties

The Trust has entered into an Investment Advisory Contract (the "Management Contract") with the Adviser. Pursuant to the terms of the Management Contract, the Adviser, subject to the supervision of the Board of Trustees of the Trust, is responsible for managing the assets of the Funds in accordance with the Funds' investment objective, investment programs and policies.

Pursuant to the Management Contract the Adviser has contracted to furnish the Funds continuously with an investment program, determining what investments to purchase, sell and exchange for the Funds and what assets to hold uninvested. The Adviser also has contracted to provide office space and certain management and administrative facilities for the Funds. In return for such services, the Funds pay an advisory fee to the Adviser at the following annual rates (expressed as a percentage of the average daily net assets of such Fund):

Fund	Average Net Asset Value of Fund
Aggressive Growth	0.90%
Growth	0.85%
Moderate	0.80%
Conservative	0.75%

The Adviser has entered into an Asset Allocation Agreement with Morningstar Associates, whereby Morningstar Associates, subject to the supervision of the Board of Trustees of the Trust and the Adviser, is responsible for certain portfolio construction services for the Funds.

Pursuant to the Asset Allocation Agreement, Morningstar Associates has contracted to have supervisory responsibility for: (i) the implementation of the asset allocation strategy of each Fund, (ii) the amount of assets allocated to each Sleeve Subadviser and/or the Adviser, (iii) the evaluation, selection and recommendation to the Adviser and the Board of Trustees of hiring, termination and replacement of Sleeve Subadvisers to manage the assets of each Fund, and (iv) overseeing and monitoring the ongoing performance of Sleeve Subadvisers of each Fund, including their compliance with the

June 30, 2012

Notes to Financial Statements, continued

investment objectives, policies and restrictions of the relevant Fund. For its services under the Asset Allocation Agreement, Morningstar Associates receives from the Adviser a fee based on a percentage of each applicable Fund's average daily net assets from the Adviser's advisory fee (the "Lead Subadvisory fee") at an annual rate of 0.15%

Pursuant to Subadvisory Contracts, the Sleeve Subadvisers manage the Funds' portfolios of securities and make decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Funds, the Adviser, and Morningstar Associates. For their services under their respective Subadvisory Contracts, each Sleeve Subadviser receives from the Adviser a fee based on a percentage of the applicable sleeve's average daily net assets from the Adviser's advisory fee (the "Subadvisory fees").

Payment of fees to Morningstar and the Sleeve Subadvisers is the responsibility of the Adviser, and is not an additional expense of the Funds.

During the period, the Adviser voluntarily waived advisory fees related to a portion of the initial seed investment and also related to acquired fund fees for investments in other mutual funds managed by the Adviser. For the period ended June 30, 2012, the Funds incurred the following advisory fees and fee waivers:

Fund	Gross Advisory Fees	Advisory Fees Waived	Net Advisory Fee
Aggressive Growth	$50,816	$9,718	$41,098
Growth	43,278	12,657	30,621
Moderate	49,862	11,838	38,024
Conservative	26,069	5,681	20,388

The Adviser has contractually agreed to reimburse Funds to the extent that each Fund's respective expenses exceed, on an annual basis, the following percentages of average daily net assets:

Fund	Class A	Institutional	Class C
Aggressive Growth	1.44%	1.19%	2.19%
Growth	1.34%	1.09%	2.09%
Moderate	1.24%	0.99%	1.99%
Conservative	1.14%	0.89%	1.89%

The Adviser has contractually agreed to reimburse expenses to the extent they exceed the expense caps indicated until at least December 31, 2015.

June 30, 2012

Notes to Financial Statements, continued

Such expenses include (i) management and distribution fees; (ii) the fees of affiliated and unaffiliated Trustees; (iii) the fees of the Funds' custodian and transfer agent; (iv) the fees of the Funds' legal counsel and independent registered public accounting firm; (v) the reimbursement of organizational expenses; and (vi) expenses related to shareholder communications including all expenses of shareholders' and Board of Trustees' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders.

For the period ended June 30, 2012, the dollar amounts of expense reimbursements for each of the Funds were as follows:

	Total Expense Reimbursement by Adviser
Fund	Class A	Institutional	Class C
Aggressive Growth	$69,707	$25,218	$14,535
Growth	33,451	58,336	28,185
Moderate	49,098	55,978	11,630
Conservative	26,596	81,438	11,276

Each Fund has adopted a plan (a "12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act that allows it to pay distribution fees for the sale and distribution of its Class A and Class C shares and for personal services rendered to the Fund shareholders in connection with the maintenance of shareholder accounts. The Funds' distributor may pay all or any portion of the distribution fee to securities dealers or other organizations (including, but not limited to, any affiliate of the distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of indicated shares of such Fund, and may retain all or any portion of the distribution fee as compensation for the distributor's services as principal underwriter of the indicated shares of such Fund. The annual fees may equal up to 0.25% for Class A or up to 0.75% for Class C of the average daily net assets allocable to such classes of shares of a Fund.

In addition to the 12b-1 Plan, each Fund has adopted a shareholder services plan (a "Services Plan") with respect to Class C shares. Under each Services Plan, up to 0.25% of the average daily net assets allocable to Class C shares of the Fund may be used to pay service fees to qualified dealers for providing certain shareholder services (e.g., personal services rendered to such shareholders and/or the maintenance of shareholder accounts).

Several individuals who are officers and/or Trustees of the Trust are also employees of the Adviser.

June 30, 2012

Notes to Financial Statements, continued

NOTE C—Investment Information

Purchases and proceeds from sales of investments for the Funds for the period ended June 30, 2012 were as follows:

	Purchases		Sales
Fund	Investments[1]	U.S. Government Bonds	Investments[1]	U.S. Government Bonds
Aggressive Growth	$10,018,081	$—	$2,500,520	$—
Growth	3,508,484	101,671	2,747,001	57,002
Moderate	5,073,196	302,735	1,973,624	163,291
Conservative	1,802,152	506,733	1,873,015	206,771

1Excluding short-term investments and U.S. Government bonds.

For federal income tax purposes, the identified cost of investments owned at June 30, 2012 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of June 30, 2012 were as follows for the Funds:

Fund	Identified cost of investments for Federal income tax basis	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Aggressive Growth	$12,689,400	$683,981	$469,497	$214,484
Growth	9,976,686	822,693	312,944	509,749
Moderate	13,261,376	858,644	256,963	601,681
Conservative	6,404,807	415,534	78,038	337,496

The term "affiliated company" includes other investment companies that are managed by a Fund's Adviser. At June 30, 2012, the Funds held the following investments in affiliated companies:

Fund	Value at 6/30/12	Purchases Cost	Sales Cost	Realized Gain (Loss)	Unrealized Gain (Loss)	Income Distributions
Aggressive Growth
Pax MSCI EAFE ESG Index ETF	$500,272	$894,945	$412,084	$(78,685)	$(30,396)	$9,691
Pax MSCI North America ESG Index ETF	2,186,236	1,806,272	—	—	(41,422)	13,936
Pax World Balanced Fund	875	9	269,209	32,675	103	9
Pax World Global Green Fund	189,424	119,065	195	(13)	(7,300)	1,288
Pax World High Yield Bond Fund	392	1,512	94,400	2,989	(5)	1,512
Pax World International Fund	851,177	650,605	47,479	(5,991)	(85,249)	13,728
Total	$3,728,376	$3,472,408	$823,367	$(49,025)	$(164,269)	$40,164

June 30, 2012

Notes to Financial Statements, continued

Fund	Value at 6/30/12	Purchases Cost	Sales Cost	Realized Gain (Loss)	Unrealized Gain (Loss)	Income Distributions
Growth Portfolio
Pax MSCI EAFE ESG Index ETF	$235,520	$438,260	$199,600	$(36,022)	$(15,390)	$4,391
Pax MSCI North America ESG Index ETF	1,418,743	940,708	—	—	(16,755)	9,070
Pax World Balanced Fund	34,995	80,404	99,246	7,443	(864)	357
Pax World Global Green Fund	208,043	96,653	—	—	(4,658)	1,415
Pax World High Yield Bond Fund	426,597	24,442	119,942	(4,850)	(12,804)	18,312
Pax World International Fund	377,594	37,767	166,862	(10,060)	(40,717)	6,017
Total	$2,701,492	$1,618,234	$585,650	$(43,489)	$(91,188)	$39,562
Moderate Portfolio
Pax MSCI EAFE ESG Index ETF	$182,670	$248,198	$164,670	$(29,831)	$(5,190)	$3,405
Pax MSCI North America ESG Index ETF	1,284,794	594,677	10,035	(290)	24,556	7,895
Pax World Balanced Fund	459,903	425,055	26,496	1	(2,502)	4,832
Pax World Global Green Fund	242,439	133,930	—	—	(8,974)	1,648
Pax World High Yield Bond Fund	442,195	215,423	145,000	(5,899)	(9,365)	15,538
Pax World International Fund	375,754	204,877	38,855	(1,504)	(37,865)	6,012
Total	$2,987,755	$1,822,160	$385,056	$(37,523)	$(39,340)	$39,330
Conservative Portfolio
Pax MSCI EAFE ESG Index ETF	$90,403	$78,055	$11,461	$(39)	$(4,482)	$1,685
Pax MSCI North America ESG Index ETF	405,812	258,522	32,184	(217)	4,531	2,650
Pax World Balanced Fund	232,008	133,674	154,740	6,101	15,111	2,446
Pax World Global Green Fund	56,905	3,387	7,123	379	343	387
Pax World High Yield Bond Fund	245,487	51,874	104,018	(5,794)	(8,570)	10,024
Pax World International Fund	91,016	11,144	34,190	(828)	(9,388)	1,489
Total	$1,121,631	$536,656	$343,716	$(398)	$(2,455)	$18,681

Income distributions from affiliates are included as dividend income on the Statement of Operations. Dividends are reinvested, with reinvestment amount included under Purchases column above.

At June 30, 2012, the Aggressive Growth Portfolio, Growth Portfolio, Moderate Portfolio and Conservative Portfolio had unrealized foreign currency gains of $8, $35, $27 and $18, respectively.

Repurchase Agreements The Funds may enter into repurchase agreements with institutions that the Adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation,

June 30, 2012

Notes to Financial Statements, continued

including the interest factor. A Fund bears the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 ("the Act") which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. Without regard to the underlying holdings of affiliated investment companies in which the Funds invest, at June 30, 2012, the Funds did not directly hold any securities exempt from registration under Rule 144A of the Act.

The Fund will classify as "illiquid" all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund's net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices. Without regard to the underlying holdings of affiliated investment companies in which the Funds invest, at June 30, 2012, the Funds did not directly hold any securities which were deemed illiquid.

NOTE D—Tax Information

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. In addition to permanent differences previously noted, temporary differences may arise from recognition of certain items of income, expense, gain or loss in different periods for financial reporting and tax purposes. Such differences will reverse at some time in the future. As a result, net investment income (loss) and net realized gain (loss) on

June 30, 2012

Notes to Financial Statements, continued

investment transactions for a reporting period may differ significantly from distributions during such period. For tax purposes, short-term capital gains are considered ordinary income.

The tax character of distributions paid during 2012 and 2011 was as follows:

	Paid in 2012		Paid in 2011
Fund	Ordinary income	Long-term capital gains	Ordinary income	Long-term capital gains
Aggressive Growth	$41,134	$—	$47,296	$1,610
Growth	67,348	—	163,118	4,203
Moderate	92,256	10,207	185,441	36,157
Conservative	66,320	10,929	144,910	37,968

During the period from November 1, 2011 through December 31, 2011, the Aggressive Growth Portfolio and Growth Portfolio incurred capital losses of $4,444 and $5,227, respectively. These losses are treated for federal income tax purposes as if they occurred on January 1, 2012. Accordingly, during 2011, the Funds may have made distributions, as required by Internal Revenue Code Regulations, in excess of amounts recognized for financial reporting purposes.

The RIC Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, losses incurred post-enactment will be required to be utilized prior to the losses incurred in pre-enactment years. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment losses that are carried forward will retain their character as either short-term or long-term capital losses, rather than being considered as all short-term as under previous law. As of December 31, 2011, the Aggressive Growth Portfolio and Growth Portfolio had short-term capital loss carryforwards of $31,864 and $41,662, respectively, which have no expiration.

Uncertain Tax Position Management has analyzed the Funds' tax positions taken for all open tax years which remain subject to examination by the Funds' major tax jurisdictions (years 2010 through 2011). The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. Management has concluded that, as of and

June 30, 2012

Notes to Financial Statements, continued

during the period ended June 30, 2012, no provision for federal income tax is necessary and, therefore, the Funds did not have a liability for any unrecognized tax expenses.

Note E—Board Approval of Advisory Agreements

Review Process The 1940 Act requires that the Trustees request and evaluate, and that the Adviser furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the Trust's investment advisory contract (the "Management Contract"). Similarly, the 1940 Act requires that the Trustees request and evaluate, and that each of Morningstar Associates, LLC ("Morningstar"), Access Capital Strategies, Ariel Investments, LLC, ClearBridge Advisors, LLC, Community Capital Management, Inc., Everence Capital Management, Miller/Howard Investments, Inc., Neuberger Berman Management, LLC, Parnassus Investments and Portfolio 21 Investments (each a "Subadviser" and collectively, the "Subadvisers") furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of its respective subadvisory contract (each a "Subadvisory Contract" and collectively, the "Subadvisory Contracts") among the Trust, the Adviser and such Subadviser. The Trustees who are not "interested persons" (as defined in Section 2(a)(19) of the 1940 Act) of the Trust (the "Independent Trustees") met telephonically and in person in March and June of 2012 for the purpose of considering the Management Contract and each Subadvisory Contract (the "contract review meetings"). In addition, the Trustees consider matters bearing on the Trust and its investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data at each regular meeting and periodic presentations from the Adviser and each Subadviser.

During the course of the contract review meetings, the Trustees met and discussed the Management Contract and each Subadvisory Contract with representatives of the Adviser. The Independent Trustees were assisted in their evaluation of the Management Contract and each Subadvisory Contract by independent legal counsel, from whom they received assistance and advice, including a written memorandum regarding the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from management. The Independent Trustees made various requests for additional information or explanations from management regarding information that had been provided, to which management responded either orally or in writing.

June 30, 2012

Notes to Financial Statements, continued

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, or given different weights to various factors in reaching their unanimous conclusion. The Trustees' conclusions were based, in part, on their consideration of these arrangements during the course of the year and in prior years. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. However, they also took into account the common interests of all the Funds in their review.

Nature, Extent and Quality of Services In considering the Management Contract and each Subadvisory Contract, the Trustees, including the Independent Trustees, evaluated the nature, extent and quality of the advisory services provided to the Trust by the Adviser and each Subadviser. They considered the terms of the Management Contract and each Subadvisory Contract and received and considered information provided by management that described, among other matters:

• the nature and scope of the advisory services provided to the Funds and information regarding the experience, qualifications and adequacy of the personnel providing those services,

• the investment program used by the Adviser and each Subadviser to manage the Funds,

• possible conflicts of interest and fall-out benefits,

• brokerage practices,

• the compliance functions of the Adviser,

• financial results, assets under management and other information relating to the financial resources of the Adviser, and

• information relating to portfolio manager compensation.

In addition to considering the Funds' investment performance (see below), the Trustees considered, among other matters, the Adviser's general oversight of the Trust. They also took into account information concerning the investment philosophies and investment processes used by the Adviser and each Subadviser in managing the Funds as well as their in-house investment and social research capabilities. They also considered various investment resources available to the Adviser and each Subadviser, including research services

June 30, 2012

Notes to Financial Statements, continued

acquired with "soft dollars" available to the Adviser and each Subadviser as a result of securities transactions effected for the Funds.

The Trustees considered, among other matters, that the Adviser provides the Trust with office space and personnel, and provides oversight and coordination of the Funds' third-party service providers. These services include accounting, bookkeeping, tax, legal, audit, custody and transfer agency services, and preparation of prospectuses, shareholder reports and other regulatory filings. They also took into account the Adviser's compliance and operational functions, as well as steps taken by the Adviser to enhance compliance and operational capabilities and the resources being devoted to each.

The Trustees concluded, within the context of their overall conclusions regarding the Management Contract and each Subadvisory Contract, that the scope of the services provided to each Fund by the Adviser under the Management Contract, and to each Fund by its applicable Subadvisers, was consistent with such Fund's operational requirements; that the Adviser has the capabilities, resources and personnel necessary to provide the advisory services currently required by each Fund; and that, overall, the nature, extent and quality of the services provided by the Adviser and each applicable Subadviser to each Fund were sufficient to warrant approval of the Management Contract and each Subadvisory Contract.

Fund Performance In connection with the contract review meetings, the Trustees, including the Independent Trustees, reviewed information prepared by Lipper, Inc. ("Lipper") regarding the total return investment performance of each Fund, comparing each such Fund's investment results with those of other mutual funds identified by Lipper as having the same investment classification over the 1-year and since-inception periods ended March 31, 2012. The Trustees, including the Independent Trustees, also considered the performance of the sleeve(s) of each Fund managed by each Subadviser (other than Morningstar) relative to their respective benchmark indices, as well as the performance of Morningstar in allocating each Fund's assets for investment among the applicable Subadvisers. The Trustees, including the Independent Trustees, considered the extent to which the performance of each Fund might be compared to that of other mutual funds that employ socially responsible investing practices, but in light of the limited number of such funds pursuing investment strategies similar to those of the Funds, determined that the broader peer groups identified by Lipper represented a more appropriate comparison. In addition to the information reviewed by the Trustees at the contract review

June 30, 2012

Notes to Financial Statements, continued

meetings, the Trustees receive during the year detailed comparative performance information for each Fund, which includes performance relative to one or more selected securities indices or other benchmarks. Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Management Contract and each Subadvisory Contract, that the relevant performance record and process in managing each Fund were sufficient to support approval of the Management Contract and each Subadvisory Contract.

Fees and Other Expenses The Trustees, including the Independent Trustees, considered the advisory fees paid by each Fund to the Adviser, and the subadvisory fees paid to each Subadviser by the Adviser, as well as each Fund's distribution and service (Rule 12b-1) fees, "other expenses" and total expense ratios. In doing so, the Trustees reviewed both information provided by management and information prepared by Lipper regarding the expenses of each Fund relative to those of other mutual funds identified by Lipper as having the same investment classification. In connection with their review, the Trustees considered the Adviser's agreement to reimburse each Fund to the extent that such Fund's ordinary operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those attributable to advisory fees indirectly borne by the Fund through its investment in funds (other than exchange-traded funds) advised by the Adviser) through December 31, 2015 exceed a percentage of average net assets per annum of each share class as follows:

Fund
Aggressive Growth	Class A	1.44%
	Class C	2.19%
	Institutional Class	1.19%
Growth	Class A	1.34%
	Class C	2.09%
	Institutional Class	1.09%
Moderate	Class A	1.24%
	Class C	1.99%
	Institutional Class	0.99%
Conservative	Class A	1.14%
	Class C	1.89%
	Institutional Class	0.89%

June 30, 2012

Notes to Financial Statements, continued

The Trustees considered the expenses indirectly borne by the Funds through their investment in other funds (including funds advised by the Adviser or a Subadviser), and the extent to which the services provided by the Adviser or Subadviser to such funds afforded the Funds access to a more diversified investment portfolio than would otherwise have been practicable in light of the Funds' current asset levels. The Trustees noted that the Adviser, at the time of the contract review meetings, did not have a significant institutional advisory business outside of the Funds, and considered the differences in the services provided and proposed to be provided to institutional clients and those provided to the Funds, as well as differences in the advisory fees charged and proposed to be charged to such clients and those charged to the Funds. The Trustees observed that the Funds' advisory fees and total expenses remained generally in line with those of other mutual funds identified by Lipper.

Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Management Contract and each Subadvisory Contract, that the fees and expenses to be charged represented reasonable compensation to the Adviser and each Subadviser in light of the services provided. In coming to this conclusion, the Trustees took into account, among other factors, the reimbursement agreements described above.

Costs of Services Provided and Profitability The Trustees, including the Independent Trustees, reviewed information regarding the cost of services provided by the Adviser and the estimated profitability of the Adviser's relationship with the Trust, including a profitability report prepared by management detailing the costs of services provided to each Fund by the Adviser, and the profitability to the Adviser of its advisory relationship with each Fund, in each case for the year ended December 31, 2011. The Trustees recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about cost allocations and the Adviser's capital structure and cost of capital. The Trustees concluded that, taking all of the foregoing into account, they were satisfied that the Adviser's level of profitability from its relationship with the Trust was not excessive. The Trustees did not consider the profitability of any Subadvisory Contract because the structure of each Subadvisory Contract is such that any profits to the applicable Subadviser under such contracts reduce

June 30, 2012

Notes to Financial Statements, continued

the profitability of the Adviser, and the fees payable under each Subadvisory Contract are the product of arm's-length bargaining between the applicable Subadviser and the Adviser.

Possible Fall-Out Benefits The Trustees, including the Independent Trustees, considered information regarding the direct and indirect benefits to the Adviser and each Subadviser from their relationships with the Trust, including reputational and other "fall out" benefits. During the course of the year, the Trustees received presentations from the Adviser, and information from each Subadviser, about its trading practices and brokerage arrangements, including its policies with respect to research provided in connection with trade execution for the Funds (soft dollar arrangements), and the Trustees accepted the representation of the Adviser that it fulfills its fiduciary obligation of seeking best execution when engaging in portfolio transactions for the Funds. The Trustees considered the receipt of these benefits in light of the Adviser's profitability, and concluded that such benefits were not excessive.

Possible Economies of Scale The Trustees, including the Independent Trustees, considered the extent to which the Adviser and each Subadviser may realize economies of scale or other efficiencies in managing and supporting the Funds. They noted that, as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Funds, and not only in respect of a single Fund.

The Trustees noted that, in light of the small size and relatively recent launch of the Funds, the Funds did not yet appear to have achieved significant economies of scale. The Trustees concluded that the Funds' overall fee arrangements represent an appropriate sharing at the present time between Fund shareholders, the Adviser and each Subadviser of any economies of scale or other efficiencies in the management of each Fund at current asset levels.

Conclusions Based on their evaluation of factors that they deemed to be material, including those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Management Contract and each Subadvisory Contract was in the best interests of the Fund and should be approved.

June 30, 2012

Notes to Financial Statements, continued

Note F—Other

Subsequent Events Management has evaluated subsequent events and has determined that no events have occurred that require disclosure.

Recent Accounting Pronouncements In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements related to derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact, if any, of the update's adoption on the financial statements of the Funds.

Note G—Proxy Voting

You may obtain a description of the Funds' policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, without charge, upon request by contacting the Funds at 877.374.7678, or within the Statement of Additional Information available on ESG Managers' website at www.esgmanagers.com or on the SEC's website at www.sec.gov.

The information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by telephoning ESG Managers (toll-free) at 877.374.7678 or visiting ESG Managers' website at www.esgmanagers.com and will be available without charge by visiting the SEC's website at www.sec.gov.

Note H—Quarterly Portfolio Holdings Disclosure

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Form N-Qs are available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Information contained in each Fund's Form N-Qs may also be obtained by visiting ESG Managers' website at www.esgmanagers.com or telephoning ESG Managers (toll-free) at 877.374.7678.

June 30, 2012

Please note that the information contained herein does not constitute tax advice. Always consult your tax advisor before making any tax-related investment decisions.

This semi-annual report is intended for shareholders of the ESG Managers® Portfolios only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus. Please consider the Funds' investment objectives, risks and charges and expenses carefully before investing. The Funds' prospectus contains this and other information about the Funds and may be obtained by calling 877.374.7678, emailing info@esgmanagers.com or visiting www.esgmanagers.com. The performance data quoted herein represents past performance, which does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. In addition, current performance may be lower or higher than the performance data quoted herein. For more recent month-end performance information, please call 877.374.7678 or visit www.esgmanagers.com.

Distributor: ALPS Distributors, Inc. member of FINRA (8/12).

30 Penhallow Street, Suite 400
Portsmouth NH 03801

877.374.7678
www.esgmanagers.com

ESGM-SAR12

Item 2.                                     Code of Ethics.

This disclosure is not required for the Semi-annual report filing.

Item 3.                                     Audit Committee Financial Expert.

This disclosure is not required for the Semi-annual report filing.

Item 4.                                     Principal Accountant Fees and Services.

This disclosure is not required for the Semi-annual report filing.

Item 5.                                     Audit Committee of Listed Registrants.

This disclosure is not applicable to the Registrant.

Item 6.                                     Schedule of Investments.

A complete series of schedules of investments are included as part of the Report to Shareholders filed under Item 1

Item 7.                                     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This disclosure is not applicable to the Registrant, as it is an open-end investment company.

Item 8.                                     Portfolio Managers of Closed-End Management Investment Companies.

This disclosure is not applicable to the Registrant, as it is an open-end investment company.

Item 9.                                     Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This disclosure is not applicable to the Registrant, as it is an open-end investment company.

Item 10.                               Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11.                               Controls and Procedures.

(a)                                  It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions), based on an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of the Disclosure Controls are effective to reasonably ensure that information required to be disclosed by the Registrant in this report on Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)                                 There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.                               Exhibits.

(a)        (1)                                  The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)                                  Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached.

(3)                                  Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)                                 Certification of the principal executive officer and principal financial officer of the Registrant required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pax World Funds Series Trust I

By (Signature and Title)	/s/ Joseph F. Keefe
Joseph F. Keefe, President

Date	August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf by the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date	August 21, 2012

By (Signature and Title)	/s/ Alicia K. DuBois
Alicia K. DuBois, Treasurer (Principal Financial Officer)

Date	August 21, 2012